MASSMUTUAL FUNDS
This Prospectus describes the following Funds:
Fund Name	Class I	Class Y	Class A	Class C
MassMutual Clinton Limited Term Municipal Fund	MMZPX	MMZQX	MMJDX
MassMutual Clinton Municipal Fund	MMZVX	MMZWX	MMZUX
MassMutual Clinton Municipal Credit Opportunities Fund	MMJBX	MMJCX	MMJAX
MassMutual Global Floating Rate Fund	BXFIX	BXFYX	BXFAX	BXFCX
MassMutual Global Credit Income Opportunities Fund	BXITX	BXIYX	BXIAX	BXICX
MassMutual Emerging Markets Debt Blended Total Return Fund	BXEIX	BXEYX	BXEAX	BXECX
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.
PROSPECTUS
February 1, 2025,
as Revised on February 5, 2025
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MassMutual Clinton Limited Term Municipal Fund
INVESTMENT OBJECTIVE
This Fund seeks current income exempt from U.S. federal income tax.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 72 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class Y	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	2.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	1.00%(1)

(1)
Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $250,000 or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class Y	Class A
Management Fees	0.24%	0.24%	0.24%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%
Other Expenses	0.70%	0.80%	0.80%
Total Annual Fund Operating Expenses	0.94%	1.04%	1.29%
Expense Reimbursement	(0.65%)	(0.65%)	(0.65%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	0.29%	0.39%	0.64%

(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.29%, 0.39%, and 0.64% for Classes I, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$30	$235	$457	$1,095
Class Y	$40	$266	$511	$1,212
Class A	$314	$586	$879	$1,712
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period February 1, 2024 (commencement of operations) through September 30, 2024, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal debt securities, the income from which is exempt from U.S. federal income tax. Interest from the Fund’s investment may be subject to the U.S. federal alternative minimum tax.

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Municipal debt securities include bonds issued by, or on behalf of, the District of Columbia, the states, the territories (including Puerto Rico, Guam, and the U.S. Virgin Islands), commonwealths, and possessions of the United States and their political subdivisions, and agencies, authorities, and instrumentalities. Municipal debt securities also include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest without limit in obligations the income from which is subject to the U.S. federal alternative minimum tax, and all distributions by the Fund, including any distributions derived from tax-exempt municipal obligations, may be included in taxable income for purposes of the U.S. federal alternative minimum tax.
The Fund invests, under normal circumstances, its net assets primarily in municipal debt securities that are, at the time of purchase, rated investment grade by at least one credit rating agency (rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), BBB- or higher by S&P Global Ratings, a subsidiary of S&P Global (“Standard & Poor’s”), or the equivalent by any other nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser, Clinton Investment Management, LLC (“Clinton”)). The Fund will not invest more than 30% of its net assets in obligations rated below investment grade (at the time of purchase, rated below Baa3/BBB- or the equivalent by each nationally recognized statistical rating organization rating the security, including securities in default, or, if unrated, determined to be of comparable quality by the Fund’s subadviser). In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser considers that doing so would be consistent with the Fund’s investment objective. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Debt securities rated below investment grade (e.g., below Baa3 by Moody’s or below BBB- by Standard & Poor’s) are commonly referred to as “junk” or “high yield” bonds.
The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, and obligations of the U.S. Government, its agencies and instrumentalities.
The Fund may invest a significant percentage of its net assets in issuers in a single state, territory, or possession, or a small number of states, territories, or possessions. The Fund may at times have significant exposure to one or more industries or sectors.
The Fund may use derivatives, including U.S. Treasury futures, to seek to enhance the Fund’s investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so. Use of derivatives by the Fund may create investment leverage.
The Fund may invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions, including reverse repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents.
Clinton intends for the Fund’s portfolio dollar-weighted average duration generally to match (within 30%) the average duration of the Bloomberg 5-Year Municipal Bond Index (as of December 31, 2024, the average duration of the Index was 3.70 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows. The average maturity of the Fund’s investments is typically expected to be less than 5 years, however, the Fund may invest in securities of any maturity.
Clinton selects the Fund’s investments based on its analysis of opportunities and risks in the business and credit cycle. Clinton manages the Fund’s assets using a dynamic, multi-factor approach that is based on economic, quantitative, market, and credit research and analysis. This research supports Clinton’s overall understanding of portfolio risk. As part of the selection process, Clinton employs a proprietary framework for evaluating issuers based on a variety of criteria. Clinton’s portfolio duration decisions are generally dependent upon (i) a tactical adjustment of portfolio duration, based on interest rate outlook and the level of real yields: current versus historical, inflation expectations, and supply and demand relationships, and (ii) an assessment of value along the current slope of the yield curve, based on quantitative analysis. Clinton then determines the appropriate sector allocation and security selection for the Fund’s portfolio by evaluating credit distribution, relative value, and bond structure. This process focuses on minimizing

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risk through diversification across the credit spectrum and bond structures, while allowing Clinton to better recognize investment opportunities.
Clinton’s sell discipline is based upon understanding the relative value and risk assumed by buying or holding a security. In making these assessments, Clinton segments and diversifies the Fund’s risk exposures across three investment criteria: duration position, sector allocation, and security selection. When potential for underperformance associated with any such investment criteria is identified, Clinton seeks to reduce or eliminate such exposure.
Principal Risks
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, regulatory, public health, and other conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, pandemics, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), duration risk (the risk that longer-term securities may be more sensitive to interest rate changes), inflation risk (the risk that as inflation increases, the present value of the Fund’s fixed income investment typically will decline), and credit risk.
Municipal Obligations Risk The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the Fund and the overall municipal market. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress or volatility. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks, and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.
Below Investment Grade Debt Securities Risk Below investment grade debt securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.
Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely

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principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.
Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.
Defaulted and Distressed Securities Risk Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring, or in bankruptcy or insolvency proceedings) is uncertain. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished.
Hedging Risk The Fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the Fund to lose money or fail to get the benefit of a gain on a hedged position. If expected changes to securities prices, interest rates, currency values, and exchange rates, or the creditworthiness of an issuer are not accurately predicted, the Fund could be in a worse position than if it had not entered into such transactions.
Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors.
Leveraging Risk Instruments and transactions, including derivatives and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile, could result in larger losses than if they were not used, and tend to compound the effects of other risks.
Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.
Management and Operational Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective, and the Fund is subject to the risk that the manager’s assessment of an investment is wrong. There can be no assurance that the Fund

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will achieve the intended results and the Fund may incur significant losses. The Fund also runs the risk that deficiencies in the investment adviser’s, subadviser’s, or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Reinvestment Risk Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded, or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s overall return.
Repurchase Agreement Risk  These transactions must be fully collateralized, but involve credit risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.
Reverse Repurchase Agreement Transaction Risk These transactions typically create leverage and subject the Fund to the credit risk of the counterparty.
Tax-Sensitive Investing Risk The Fund may hold or sell a security in order to achieve more favorable tax-treatment. The Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation, or interpretations. Additionally, the Fund’s intention to qualify and be eligible for treatment as a regulated investment company can limit its ability to implement such techniques or can require it to engage in transactions in which it would otherwise not engage, resulting in additional transaction costs and reducing the Fund’s return to shareholders. The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.
Tax Risk Income from tax-exempt municipal obligations could be declared taxable because of changes in tax laws, adverse interpretations by the relevant taxing authority, court decisions, or the non-compliant conduct of the issuer of an obligation. If there is a determination that an issuer of a tax-exempt municipal obligation has not complied with applicable requirements, interest from the obligation could become subject to regular U.S. federal income tax, possibly retroactively to the date the obligation was issued, the value of the obligation could decline significantly, and all or a portion of the Fund’s distributions to shareholders could be recharacterized as taxable. Some of the Fund’s income distributions may be subject to regular U.S. federal income tax, and distributions of any capital gains generally will be subject to regular U.S. federal income tax. All or a portion of the Fund’s tax-exempt distributions may nevertheless be taken into account for purposes of the U.S. federal alternative minimum tax. In addition, distributions of the Fund’s income and capital gains maybe subject to non-U.S., state, and local taxes.
U.S. Government Securities Risk Obligations of certain U.S. Government agencies and instrumentalities are not backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government would provide financial support to such agencies and instrumentalities.
U.S. Municipal Project-Specific Risk Because the Fund may invest a significant portion of its assets in obligations issued in one or more states and/or U.S. territories and in certain types of municipal or other obligations and/or in certain sectors, the value of Fund shares may be affected by events that adversely affect that state, U.S. territory, sector, or type of obligation and may fluctuate more than that of a fund that invests more broadly. General obligation bonds issued by municipalities can be adversely affected by economic downturns and any resulting decline in tax revenues. Revenue bonds can be adversely affected by the negative economic viability of the facility or revenue source.
Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Performance Information
The Fund began operations on February 1, 2024. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history for the

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Fund, along with the performance of the Bloomberg Municipal Bond Index as a primary index and the Bloomberg 5-Year Municipal Bond Index as a secondary index, will be available after the Fund has been in operation for one calendar year.
MANAGEMENT
Investment Adviser: MML Investment Advisers, LLC (“MML Advisers”)
Subadviser(s): Clinton Investment Management, LLC (“Clinton”)
Portfolio Manager(s):
Andrew Clinton is the Chief Executive Officer, Chief Investment Officer, and Lead Portfolio Manager at Clinton. He has managed the Fund since February 2024.
Mark Steffen is a Director and Portfolio Manager at Clinton. He has managed the Fund since February 2024.
PURCHASE AND SALE OF FUND SHARES
Shares of the Fund are generally available through various financial intermediaries, such as retirement plan recordkeepers, broker-dealers, financial institutions, and insurance companies, and to other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone, or internet (available to certain customers).
Purchase Minimums*
	Class Y	Class A
Initial Investment	$100,000	$1,000
Subsequent Investment	$250	$250

*
The Fund reserves the right to change or waive the investment minimums. Class I shares do not have investment minimums and there are no initial or subsequent investment minimums for retirement plans.

TAX INFORMATION
The Fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the Fund’s distributions may be subject to U.S. federal income tax.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MML Advisers or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Clinton Municipal Fund
INVESTMENT OBJECTIVE
This Fund seeks current income exempt from U.S. federal income tax.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 72 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class Y	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	2.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	1.00%(1)

(1)
Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $250,000 or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class Y	Class A
Management Fees	0.35%	0.35%	0.35%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%
Other Expenses	0.70%	0.80%	0.80%
Total Annual Fund Operating Expenses	1.05%	1.15%	1.40%
Expense Reimbursement	(0.64%)	(0.64%)	(0.64%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	0.41%	0.51%	0.76%

(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.41%, 0.51%, and 0.76% for Classes I, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$42	$270	$517	$1,225
Class Y	$52	$302	$571	$1,340
Class A	$326	$621	$937	$1,834
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period February 1, 2024 (commencement of operations) through September 30, 2024, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal debt securities, the income from which is exempt from U.S. federal income tax. Interest from the Fund’s investment may be subject to the U.S. federal alternative minimum tax.

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Municipal debt securities include bonds issued by, or on behalf of, the District of Columbia, the states, the territories (including Puerto Rico, Guam, and the U.S. Virgin Islands), commonwealths, and possessions of the United States and their political subdivisions, and agencies, authorities, and instrumentalities. Municipal debt securities also include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest without limit in obligations the income from which is subject to the U.S. federal alternative minimum tax, and all distributions by the Fund, including any distributions derived from tax-exempt municipal obligations, may be included in taxable income for purposes of the U.S. federal alternative minimum tax.
The Fund invests, under normal circumstances, its net assets primarily in municipal debt securities that are, at the time of purchase, rated investment grade by at least one credit rating agency (rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), BBB- or higher by S&P Global Ratings, a subsidiary of S&P Global (“Standard & Poor’s”), or the equivalent by any other nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser, Clinton Investment Management, LLC (“Clinton”)). The Fund will not invest more than 30% of its net assets in obligations rated below investment grade (at the time of purchase, rated below Baa3/BBB- or the equivalent by each nationally recognized statistical rating organization rating the security, including securities in default, or, if unrated, determined to be of comparable quality by the Fund’s subadviser). In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser considers that doing so would be consistent with the Fund’s investment objective. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Debt securities rated below investment grade (e.g., below Baa3 by Moody’s or below BBB- by Standard & Poor’s) are commonly referred to as “junk” or “high yield” bonds.
The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, and obligations of the U.S. Government, its agencies and instrumentalities.
The Fund may invest a significant percentage of its net assets in issuers in a single state, territory, or possession, or a small number of states, territories, or possessions. The Fund may at times have significant exposure to one or more industries or sectors.
The Fund may use derivatives, including U.S. Treasury futures, to seek to enhance the Fund’s investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so. Use of derivatives by the Fund may create investment leverage.
The Fund may invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions, including reverse repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents.
Clinton intends for the Fund’s portfolio dollar-weighted average duration generally to match (within 30%) the average duration of the Bloomberg Municipal Bond Index (as of December 31, 2024, the average duration of the Index was 6.21 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows. The average maturity of the Fund’s investments is typically expected to be less than 12 years, however, the Fund may invest in securities of any maturity.
Clinton selects the Fund’s investments based on its analysis of opportunities and risks in the business and credit cycle. Clinton manages the Fund’s assets using a dynamic, multi-factor approach that is based on economic, quantitative, market, and credit research and analysis. This research supports Clinton’s overall understanding of portfolio risk. As part of the selection process, Clinton employs a proprietary framework for evaluating issuers based on a variety of criteria. Clinton’s portfolio duration decisions are generally dependent upon (i) a tactical adjustment of portfolio duration, based on interest rate outlook and the level of real yields: current versus historical, inflation expectations, and supply and demand relationships, and (ii) an assessment of value along the current slope of the yield curve, based on quantitative analysis. Clinton then determines the appropriate sector allocation and security selection for the Fund’s portfolio by evaluating credit distribution, relative value, and bond structure. This process focuses on minimizing

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risk through diversification across the credit spectrum and bond structures, while allowing Clinton to better recognize investment opportunities.
Clinton’s sell discipline is based upon understanding the relative value and risk assumed by buying or holding a security. In making these assessments, Clinton segments and diversifies the Fund’s risk exposures across three investment criteria: duration position, sector allocation, and security selection. When potential for underperformance associated with any such investment criteria is identified, Clinton seeks to reduce or eliminate such exposure.
Principal Risks
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, regulatory, public health, and other conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, pandemics, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), duration risk (the risk that longer-term securities may be more sensitive to interest rate changes), inflation risk (the risk that as inflation increases, the present value of the Fund’s fixed income investment typically will decline), and credit risk.
Municipal Obligations Risk The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the Fund and the overall municipal market. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress or volatility. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks, and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.
Below Investment Grade Debt Securities Risk Below investment grade debt securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.
Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely

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principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.
Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.
Defaulted and Distressed Securities Risk Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring, or in bankruptcy or insolvency proceedings) is uncertain. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished.
Hedging Risk The Fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the Fund to lose money or fail to get the benefit of a gain on a hedged position. If expected changes to securities prices, interest rates, currency values, and exchange rates, or the creditworthiness of an issuer are not accurately predicted, the Fund could be in a worse position than if it had not entered into such transactions.
Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors.
Leveraging Risk Instruments and transactions, including derivatives and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile, could result in larger losses than if they were not used, and tend to compound the effects of other risks.
Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.
Management and Operational Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective, and the Fund is subject to the risk that the manager’s assessment of an investment is wrong. There can be no assurance that the Fund

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will achieve the intended results and the Fund may incur significant losses. The Fund also runs the risk that deficiencies in the investment adviser’s, subadviser’s, or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Reinvestment Risk Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded, or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s overall return.
Repurchase Agreement Risk  These transactions must be fully collateralized, but involve credit risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.
Reverse Repurchase Agreement Transaction Risk These transactions typically create leverage and subject the Fund to the credit risk of the counterparty.
Tax-Sensitive Investing Risk The Fund may hold or sell a security in order to achieve more favorable tax-treatment. The Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation, or interpretations. Additionally, the Fund’s intention to qualify and be eligible for treatment as a regulated investment company can limit its ability to implement such techniques or can require it to engage in transactions in which it would otherwise not engage, resulting in additional transaction costs and reducing the Fund’s return to shareholders. The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.
Tax Risk Income from tax-exempt municipal obligations could be declared taxable because of changes in tax laws, adverse interpretations by the relevant taxing authority, court decisions, or the non-compliant conduct of the issuer of an obligation. If there is a determination that an issuer of a tax-exempt municipal obligation has not complied with applicable requirements, interest from the obligation could become subject to regular U.S. federal income tax, possibly retroactively to the date the obligation was issued, the value of the obligation could decline significantly, and all or a portion of the Fund’s distributions to shareholders could be recharacterized as taxable. Some of the Fund’s income distributions may be subject to regular U.S. federal income tax, and distributions of any capital gains generally will be subject to regular U.S. federal income tax. All or a portion of the Fund’s tax-exempt distributions may nevertheless be taken into account for purposes of the U.S. federal alternative minimum tax. In addition, distributions of the Fund’s income and capital gains maybe subject to non-U.S., state, and local taxes.
U.S. Government Securities Risk Obligations of certain U.S. Government agencies and instrumentalities are not backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government would provide financial support to such agencies and instrumentalities.
U.S. Municipal Project-Specific Risk Because the Fund may invest a significant portion of its assets in obligations issued in one or more states and/or U.S. territories and in certain types of municipal or other obligations and/or in certain sectors, the value of Fund shares may be affected by events that adversely affect that state, U.S. territory, sector, or type of obligation and may fluctuate more than that of a fund that invests more broadly. General obligation bonds issued by municipalities can be adversely affected by economic downturns and any resulting decline in tax revenues. Revenue bonds can be adversely affected by the negative economic viability of the facility or revenue source.
Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Performance Information
The Fund began operations on February 1, 2024. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history for the

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Fund, along with the performance of the Bloomberg Municipal Bond Index, will be available after the Fund has been in operation for one calendar year.
MANAGEMENT
Investment Adviser: MML Investment Advisers, LLC (“MML Advisers”)
Subadviser(s): Clinton Investment Management, LLC (“Clinton”)
Portfolio Manager(s):
Andrew Clinton is the Chief Executive Officer, Chief Investment Officer, and Lead Portfolio Manager at Clinton. He has managed the Fund since February 2024.
Mark Steffen is a Director and Portfolio Manager at Clinton. He has managed the Fund since February 2024.
PURCHASE AND SALE OF FUND SHARES
Shares of the Fund are generally available through various financial intermediaries, such as retirement plan recordkeepers, broker-dealers, financial institutions, and insurance companies, and to other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone, or internet (available to certain customers).
Purchase Minimums*
	Class Y	Class A
Initial Investment	$100,000	$1,000
Subsequent Investment	$250	$250

*
The Fund reserves the right to change or waive the investment minimums. Class I shares do not have investment minimums and there are no initial or subsequent investment minimums for retirement plans.

TAX INFORMATION
The Fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the Fund’s distributions may be subject to U.S. federal income tax.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MML Advisers or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Clinton Municipal Credit Opportunities Fund
INVESTMENT OBJECTIVE
This Fund seeks high current income exempt from U.S. federal income tax. The Fund’s secondary investment objective is total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 72 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class Y	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	2.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	1.00%(1)

(1)
Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $250,000 or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class Y	Class A
Management Fees	0.48%	0.48%	0.48%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%
Other Expenses	0.70%	0.80%	0.80%
Total Annual Fund Operating Expenses	1.18%	1.28%	1.53%
Expense Reimbursement	(0.64%)	(0.64%)	(0.64%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	0.54%	0.64%	0.89%

(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, and 0.89% for Classes I, Y and, A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$55	$311	$587	$1,375
Class Y	$65	$343	$641	$1,489
Class A	$339	$660	$1,004	$1,975
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period February 1, 2024 (commencement of operations) through September 30, 2024, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal debt securities, the income from which is exempt from U.S. federal income tax. Interest

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from the Fund’s investment may be subject to the U.S. federal alternative minimum tax.
Municipal debt securities include bonds issued by, or on behalf of, the District of Columbia, the states, the territories (including Puerto Rico, Guam, and the U.S. Virgin Islands), commonwealths, and possessions of the United States and their political subdivisions, and agencies, authorities, and instrumentalities. Municipal debt securities also include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest without limit in obligations the income from which is subject to the U.S. federal alternative minimum tax, and all distributions by the Fund, including any distributions derived from tax-exempt municipal obligations, may be included in taxable income for purposes of the U.S. federal alternative minimum tax.
The Fund invests, under normal circumstances, at least 35% of its net assets in municipal debt securities that are, at the time of purchase, rated by at least one credit rating agency as follows: Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”), BBB or lower by S&P Global Ratings, a subsidiary of S&P Global (“Standard & Poor’s”), or the equivalent by any other nationally recognized statistical rating organization, including securities in default, or, if unrated, determined to be of comparable quality by the Fund’s subadviser, Clinton Investment Management, LLC (“Clinton”). For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the lowest rating is used. The Fund may invest less than 35% of its net assets in municipal debt securities rated at or below these ratings if the Fund’s subadviser determines that there is an insufficient supply of such investment opportunities available that are appropriate for investment or for temporary defensive measures. The Fund may invest up to 45% of its net assets in municipal debt securities rated below investment grade (e.g., below Baa3 by Moody’s or below BBB- by Standard & Poor’s), which are commonly referred to as “junk” or “high yield” bonds.
The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, and obligations of the U.S. Government, its agencies and instrumentalities.
The Fund may invest a significant percentage of its net assets in issuers in a single state, territory, or possession, or a small number of states, territories, or possessions. The Fund may at times have significant exposure to one or more industries or sectors.
The Fund may use derivatives, including U.S. Treasury futures, to seek to enhance the Fund’s investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so. Use of derivatives by the Fund may create investment leverage.
The Fund may invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions, including reverse repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents.
Clinton intends for the Fund’s portfolio dollar-weighted average duration generally to match (within 30%) the average duration of the Bloomberg Municipal 65% High Grade/35% High Yield Index (as of December 31, 2024, the average duration of the Index was 6.32 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows. The Fund may invest in securities of any maturity.
Clinton selects the Fund’s investments based on its analysis of opportunities and risks in the business and credit cycle. Clinton manages the Fund’s assets using a dynamic, multi-factor approach that is based on economic, quantitative, market, and credit research and analysis. This research supports Clinton’s overall understanding of portfolio risk. As part of the selection process, Clinton employs a proprietary framework for evaluating issuers based on a variety of criteria. Clinton’s portfolio duration decisions are generally dependent upon (i) a tactical adjustment of portfolio duration, based on interest rate outlook and the level of real yields: current versus historical, inflation expectations, and supply and demand relationships, and (ii) an assessment of value along the current slope of the yield curve, based on quantitative analysis. Clinton then determines the appropriate sector allocation and security selection for the Fund’s portfolio by evaluating credit distribution, relative value, and bond structure. This process focuses on minimizing risk through diversification across the credit spectrum and bond structures, while allowing Clinton to better recognize investment opportunities.

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Clinton’s sell discipline is based upon understanding the relative value and risk assumed by buying or holding a security. In making these assessments, Clinton segments and diversifies the Fund’s risk exposures across three investment criteria: duration position, sector allocation, and security selection. When potential for underperformance associated with any such investment criteria is identified, Clinton seeks to reduce or eliminate such exposure.
Principal Risks
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, regulatory, public health, and other conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, pandemics, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), duration risk (the risk that longer-term securities may be more sensitive to interest rate changes), inflation risk (the risk that as inflation increases, the present value of the Fund’s fixed income investment typically will decline), and credit risk.
Municipal Obligations Risk The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the Fund and the overall municipal market. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress or volatility. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks, and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.
Below Investment Grade Debt Securities Risk Below investment grade debt securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.
Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other

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derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.
Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.
Defaulted and Distressed Securities Risk Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring, or in bankruptcy or insolvency proceedings) is uncertain. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished.
Hedging Risk The Fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the Fund to lose money or fail to get the benefit of a gain on a hedged position. If expected changes to securities prices, interest rates, currency values, and exchange rates, or the creditworthiness of an issuer are not accurately predicted, the Fund could be in a worse position than if it had not entered into such transactions.
Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors.
Leveraging Risk Instruments and transactions, including derivatives and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile, could result in larger losses than if they were not used, and tend to compound the effects of other risks.
Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.
Management and Operational Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective, and the Fund is subject to the risk that the manager’s assessment of an investment is wrong. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses. The Fund also runs the risk that deficiencies in the investment adviser’s, subadviser’s, or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

− 18 −

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Reinvestment Risk Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded, or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s overall return.
Repurchase Agreement Risk  These transactions must be fully collateralized, but involve credit risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.
Reverse Repurchase Agreement Transaction Risk These transactions typically create leverage and subject the Fund to the credit risk of the counterparty.
Tax-Sensitive Investing Risk The Fund may hold or sell a security in order to achieve more favorable tax-treatment. The Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation, or interpretations. Additionally, the Fund’s intention to qualify and be eligible for treatment as a regulated investment company can limit its ability to implement such techniques or can require it to engage in transactions in which it would otherwise not engage, resulting in additional transaction costs and reducing the Fund’s return to shareholders. The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.
Tax Risk Income from tax-exempt municipal obligations could be declared taxable because of changes in tax laws, adverse interpretations by the relevant taxing authority, court decisions, or the non-compliant conduct of the issuer of an obligation. If there is a determination that an issuer of a tax-exempt municipal obligation has not complied with applicable requirements, interest from the obligation could become subject to regular U.S. federal income tax, possibly retroactively to the date the obligation was issued, the value of the obligation could decline significantly, and all or a portion of the Fund’s distributions to shareholders could be recharacterized as taxable. Some of the Fund’s income distributions may be subject to regular U.S. federal income tax, and distributions of any capital gains generally will be subject to regular U.S. federal income tax. All or a portion of the Fund’s tax-exempt distributions may nevertheless be taken into account for purposes of the U.S. federal alternative minimum tax. In addition, distributions of the Fund’s income and capital gains maybe subject to non-U.S., state, and local taxes.
U.S. Government Securities Risk Obligations of certain U.S. Government agencies and instrumentalities are not backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government would provide financial support to such agencies and instrumentalities.
U.S. Municipal Project-Specific Risk Because the Fund may invest a significant portion of its assets in obligations issued in one or more states and/or U.S. territories and in certain types of municipal or other obligations and/or in certain sectors, the value of Fund shares may be affected by events that adversely affect that state, U.S. territory, sector, or type of obligation and may fluctuate more than that of a fund that invests more broadly. General obligation bonds issued by municipalities can be adversely affected by economic downturns and any resulting decline in tax revenues. Revenue bonds can be adversely affected by the negative economic viability of the facility or revenue source.
Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Performance Information
The Fund began operations on February 1, 2024. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history for the Fund, along with the performance of the Bloomberg Municipal Bond Index as a primary index and the Bloomberg Municipal 65% High Grade/35% High Yield Index as a secondary index, will be available after the Fund has been in operation for one calendar year.

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MANAGEMENT
Investment Adviser: MML Investment Advisers, LLC (“MML Advisers”)
Subadviser(s): Clinton Investment Management, LLC (“Clinton”)
Portfolio Manager(s):
Andrew Clinton is the Chief Executive Officer, Chief Investment Officer, and Lead Portfolio Manager at Clinton. He has managed the Fund since February 2024.
Mark Steffen is a Director and Portfolio Manager at Clinton. He has managed the Fund since February 2024.
PURCHASE AND SALE OF FUND SHARES
Shares of the Fund are generally available through various financial intermediaries, such as retirement plan recordkeepers, broker-dealers, financial institutions, and insurance companies, and to other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone, or internet (available to certain customers).
Purchase Minimums*
	Class Y	Class A
Initial Investment	$100,000	$1,000
Purchase Minimums*
	Class Y	Class A
Subsequent Investment	$250	$250

*
The Fund reserves the right to change or waive the investment minimums. Class I shares do not have investment minimums and there are no initial or subsequent investment minimums for retirement plans.

TAX INFORMATION
The Fund intends to distribute income that is exempt from U.S. federal income tax, but may be subject to U.S. federal alternative minimum tax. A portion of the Fund’s distributions may be subject to U.S. federal income tax.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MML Advisers or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Global Floating Rate Fund
INVESTMENT OBJECTIVE
This Fund seeks a high level of current income. Preservation of capital is a secondary goal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 72 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class Y	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	4.25%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	1.00%(1)	1.00%(2)

(1)
Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more (or accounts aggregating $500,000 or more for holders of Class A shares prior to February 1, 2024) may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

(2)
The contingent deferred sales charge on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no contingent deferred sales charge on Class C Shares thereafter.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class Y	Class A	Class C
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	1.00%
Other Expenses	0.46%	0.53%	0.50%	0.49%
Interest Expense	0.02%	0.02%	0.02%	0.02%
Remainder of Other Expenses	0.44%	0.51%	0.48%	0.47%
Total Annual Fund Operating Expenses	1.11%	1.18%	1.40%	2.14%
	Class I	Class Y	Class A	Class C
Expense Reimbursement	(0.36%)	(0.43%)	(0.40%)	(0.39%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	0.75%	0.75%	1.00%	1.75%

(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings (with the exception of interest and borrowing expenses related to the Fund’s dedicated line of credit), securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.75%, 0.75%, 1.00%, and 1.75% for Classes I, Y, A, and C, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$77	$317	$577	$1,319
Class Y	$77	$332	$608	$1,394
Class A	$523	$812	$1,122	$2,000
Class C	$278	$632	$1,113	$2,442
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class C	$178	$632	$1,113	$2,442
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares

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are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in income-producing floating rate debt securities, consisting of floating rate loans, bonds, and notes, issued primarily by North American and Western European companies. For this purpose, debt instruments issued by issuers based in the Channel Islands, Cayman Islands, and Bermuda are considered North American and Western European companies. Such instruments are primarily, at the time of purchase, rated below investment grade (“junk” or “high yield”) by at least one credit rating agency (below Baa3 by Moody’s Investors Service, Inc. or below BBB- by either S&P Global Ratings, a subsidiary of S&P Global, or Fitch Ratings, Inc.) or, if unrated, determined to be of comparable quality by the Fund’s subadviser, Barings LLC (“Barings”), or sub-subadviser, Baring International Investment Limited (“BIIL”).
The Fund may invest in a wide range of income-producing floating rate loans, bonds, and notes of issuers based in U.S. and non-U.S. markets, but primarily invests in senior secured loans of North American and Western European corporate issuers that are of below investment grade quality. Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of non-U.S. issuers (or, if less, at least the percentage of net assets that is 5 percentage points less than the percentage of the market-capitalization weighted average of the S&P UBS Leveraged Loan Index and the S&P UBS Western European Leveraged Loan Index, represented by non-U.S. issuers). A significant portion of the Fund’s investments in floating rate debt securities is denominated in a currency other than the U.S. dollar. Although the Fund’s investments in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to non-U.S. currencies. The Fund may at times have significant exposure to one or more industries or sectors.
The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European loan and other debt markets. For example, the Fund seeks to take advantage of differences in pricing between senior secured loans of an issuer denominated in U.S. dollars and substantially similar senior secured loans of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.
The Fund invests primarily in senior secured loans (consisting of assignments and participations). By purchasing a participation, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a borrower. Participations typically will result in the Fund having a contractual relationship only with the lender and not the borrower. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may invest in both floating rate debt instruments and debt instruments that pay a fixed rate of interest; listed and unlisted corporate debt obligations; convertible securities; structured products (consisting of collateralized bond and loan obligations); bank obligations; U.S. government securities; preferred securities and trust preferred securities; unsecured loans; delayed funding loans and revolving credit facilities; when-issued securities, delayed delivery purchases, and forward commitments; zero-coupon bonds, step-up bonds, and payment-in-kind securities; commercial paper; repurchase agreements; and other investment companies. The instruments in which the Fund invests are primarily below investment grade quality, and may include investments in the lowest rating category of the applicable rating agency. The Fund may invest in distressed loans and bonds that are in default at the time of purchase in an effort to protect the Fund’s existing investments in securities of the same issuers. The Fund also may invest in equity securities (consisting of common and preferred stocks, warrants and rights, and limited partnership interests), but invests in such equity investments only for the preservation of capital. The Fund may also use over-the-counter and exchange-traded derivatives for hedging purposes or speculative purposes—as substitutes for investments in securities in which the Fund can invest—provided that, at the time the Fund enters into a derivative transaction, the Fund segregates assets determined to be liquid by Barings or BIIL in accordance with procedures established by the Fund’s Board

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of Trustees, in an amount at least equal to any payment or delivery obligation of the Fund in connection with such derivative transaction. The Fund’s use of derivatives may consist primarily of total return swaps, options, index swaps or swaps on components of an index, interest rate swaps, credit default swaps, and foreign currency forward contracts and futures. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund may invest in investments of any duration or maturity.
The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges, or to purchase loans, bonds, or structured products prior to settlement of pending sale transactions.
Securities may be sold when Barings or BIIL believes they no longer represent relatively attractive investment opportunities.
Principal Risks
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Variable and Floating Rate Securities Risk During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage. Floating rate notes are generally subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such securities.
Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, regulatory, public health, and other conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, pandemics, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), duration risk (the risk that longer-term securities may be more sensitive to interest rate changes), inflation risk (the risk that as inflation increases, the present value of the Fund’s fixed income investment typically will decline), and credit risk.
Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to

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administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in some bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price. Some loans may not be considered “securities” for certain purposes under the federal securities laws, and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.
Below Investment Grade Debt Securities Risk Below investment grade debt securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.
Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.
Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, industry, political, regulatory, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action, or threat thereof, such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security trading suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Sanctions, or the threat of sanctions, may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund. In the event of nationalization, expropriation, confiscation, or other government action, intervention, or restriction, the Fund could lose its entire investment in a particular foreign issuer or country. There may be quotas or other limits on the ability

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of the Fund (or clients of the Fund’s investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries. Enforcing legal rights can be more difficult, costly, and limited in certain foreign countries and with respect to certain types of investments, and can be particularly difficult against foreign governments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems. Many emerging market countries are highly reliant on international trade and exports, including the export of commodities. Their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. In addition, pandemics and outbreaks of contagious diseases may exacerbate pre-existing problems in emerging market countries with less established health care systems. Frontier markets, a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity. Non-U.S. transaction costs, such as brokerage commissions and custody costs, may be higher than in the United States. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, public health, and other conditions than the U.S. market.
Structured Notes Risk Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market, or interest rate (“reference measure”). The purchase of structured notes exposes the Fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of a structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.
Convertible Securities Risk Convertible securities are subject to the risks of both debt instruments and equity securities. The price of a convertible security may change in response to changes in price of the underlying equity security, the credit quality of the issuer, and interest rates. In general, the values of convertible securities tend to decline as interest rates rise and to rise when interest rates fall. A convertible security generally has less potential for gain or loss than the underlying equity security.
Covenant Lite Loans Risk Loans in which the Fund invests include covenant lite loans, which may carry more risk to the lender than traditional loans as they may contain fewer restrictive covenants on the borrower than traditionally included in loan documentation or may contain other borrower-friendly characteristics. The Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of certain covenant lite loans and debt securities than its holdings of loans or securities with the usual covenants.
Defaulted and Distressed Securities Risk Because the issuer of such securities is in default and is likely to be in distressed financial condition,

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repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring, or in bankruptcy or insolvency proceedings) is uncertain. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished.
Equity Securities Risk Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, or investor confidence, or announcements of economic, political, or financial information.
Hedging Risk The Fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the Fund to lose money or fail to get the benefit of a gain on a hedged position. If expected changes to securities prices, interest rates, currency values, and exchange rates, or the creditworthiness of an issuer are not accurately predicted, the Fund could be in a worse position than if it had not entered into such transactions.
Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors.
Leveraging Risk Instruments and transactions, including derivatives transactions, that create leverage may cause the value of an investment in the Fund to be more volatile, could result in larger losses than if they were not used, and tend to compound the effects of other risks.
Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.
Management and Operational Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective, and the Fund is subject to the risk that the manager’s assessment of an investment is wrong. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses. The Fund also runs the risk that deficiencies in the investment adviser’s, subadviser’s, or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Preferred Stock Risk Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, changes in interest rates may adversely affect the value of a preferred stock that pays a fixed dividend. Preferred stocks are also subject to additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.
Reinvestment Risk Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded, or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s overall return.
Repurchase Agreement Risk  These transactions must be fully collateralized, but involve credit risk

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to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.
Restricted Securities Risk The Fund may hold securities that are restricted as to resale under the U.S. federal securities laws, such as securities in certain privately held companies. Such securities may be highly illiquid and their values may experience significant volatility. Restricted securities may be difficult to value.
Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds (“ETFs”), in which it invests, including the risk that the underlying funds will not perform as expected. ETFs are subject to additional risks, including secondary market trading risks and the risk that an ETF’s shares may trade above or below net asset value. The Fund indirectly pays a portion of the expenses incurred by the underlying funds, which may, in the case of an ETF, include a portion of the expenses incurred below their net asset value.
Sector Risk The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
U.S. Government Securities Risk Obligations of certain U.S. Government agencies and instrumentalities are not backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government would provide financial support to such agencies and instrumentalities.
Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is the successor to the Barings Global Floating Rate Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided in the bar chart and table is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021. The bar chart shows changes in the Fund’s (or Predecessor Fund’s, as applicable) performance from year to year for Class I shares. The table shows how the Fund’s (or Predecessor Fund’s, as applicable) average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P UBS Leveraged Loan Index). Performance for Class A and Class C shares reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.
Annual Performance
Class I Shares
Highest Quarter:	2Q ’20,	11.62%	Lowest Quarter:	1Q ’20,	–15.38%
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through taxadvantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

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Average Annual Total Returns
(for the periods ended December 31, 2024)
		One Year	Five Years	Ten Years
Class I	Return Before Taxes	8.25%	5.15%	4.92%
	Return After Taxes on Distributions	5.95%	2.81%	2.64%
	Return After Taxes on Distributions and Sales of Fund Shares	4.85%	2.90%	2.74%
Class Y	Return Before Taxes	8.35%	5.17%	4.91%
Class A	Return Before Taxes	4.83%	4.25%	4.32%
Class C	Return Before Taxes	6.27%	4.14%	3.88%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)(1)		-1.69%	-1.96%	0.15%
S&P UBS Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)		9.05%	5.73%	5.13%

(1)
Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the S&P UBS Leveraged Loan Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P UBS Leveraged Loan Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

MANAGEMENT
Investment Adviser: MML Investment Advisers, LLC (“MML Advisers”)
Subadviser(s): Barings LLC (“Barings”)
Sub-subadviser(s):  Baring International Investment Limited (“BIIL”)
Portfolio Manager(s):
Sean Feeley, CFA is a Managing Director and portfolio manager for Barings’ U.S. High Yield Investments Group. He has managed the Fund since September 2013.
Oliver Harker-Smith is a Managing Director and portfolio manager for Barings’ European High Yield Investments Group. He has managed the Fund since September 2023.
Casey McKinney is a Managing Director and a portfolio manager for Barings’ U.S. High
Yield Investments Group. He has managed the Fund since January 2022.
Brian Pacheco, CFA is a Managing Director and portfolio manager for Barings’ U.S. High Yield Investments Group. He has managed the Fund since September 2023.
Chris Sawyer is a Managing Director and the Head of, and a portfolio manager for, Barings’ European High Yield Investments Group. He has managed the Fund since March 2020.
PURCHASE AND SALE OF FUND SHARES
Shares of the Fund are generally available through various financial intermediaries, such as retirement plan recordkeepers, broker-dealers, financial institutions, and insurance companies, and to other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone, or internet (available to certain customers).
Purchase Minimums*
	Class Y	Class A	Class C
Initial Investment	$100,000	$1,000	$1,000
Subsequent Investment	$250	$250	$250

*
The Fund reserves the right to change or waive the investment minimums. Class I shares do not have investment minimums and there are no initial or subsequent investment minimums for retirement plans.

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains, unless you are an investor eligible for preferential tax treatment.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MML Advisers or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Global Credit Income Opportunities Fund
INVESTMENT OBJECTIVE
This Fund seeks an absolute return, primarily through current income and secondarily through capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 72 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class Y	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	4.25%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	1.00%(1)	1.00%(2)

(1)
Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more (or accounts aggregating $500,000 or more for holders of Class A shares prior to February 1, 2024) may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

(2)
The contingent deferred sales charge on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no contingent deferred sales charge on Class C Shares thereafter.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class Y	Class A	Class C
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	1.00%
Other Expenses	0.46%	0.51%	0.52%	0.49%
Total Annual Fund Operating Expenses	1.21%	1.26%	1.52%	2.24%
Expense Reimbursement	(0.36%)	(0.36%)	(0.36%)	(0.29%)
	Class I	Class Y	Class A	Class C
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	0.85%	0.90%	1.16%	1.95%

(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings (with the exception of interest and borrowing expenses related to the Fund’s dedicated line of credit), securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.85%, 0.90%, 1.16%, and 1.95% for Classes I, Y, A, and C, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$87	$348	$630	$1,434
Class Y	$92	$364	$657	$1,491
Class A	$538	$851	$1,186	$2,131
Class C	$298	$672	$1,174	$2,552
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class C	$198	$672	$1,174	$2,552
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which

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are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is managed using an absolute return investment objective, which means that it is not managed relative to the performance of a specific bond index, but rather seeks to generate positive returns over the course of a full market cycle while managing volatility through security selection and possibly hedging to reduce overall exposure to credit and interest rate risk. The Fund seeks absolute total return through a combination of current income and capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments (consisting of loans, bonds, and notes). The Fund may invest in a wide range of debt instruments of issuers based in U.S. and non-U.S. markets, including emerging markets, as well as over-the-counter and exchange-traded derivatives. Investments may be issued or guaranteed by governments and their agencies, corporations, financial institutions, and supranational organizations that the Fund believes have the potential to provide a high total return over time. A significant portion of the Fund’s investments in debt instruments are denominated in a currency other than the U.S. dollar. Although the Fund’s investment in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to non-U.S. currencies. The Fund may at times have significant exposure to one or more industries or sectors.
Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of non-U.S. issuers (or, if less, at least the percentage of net assets that is 5 percentage points less than the percentage of the ICE BofA Non-Financial Developed Markets High Yield Constrained Index, represented by non-U.S. issuers, as determined by the provider of the index). Although the ICE BofA Non-Financial Developed Markets High Yield Constrained Index is representative of the Fund’s investable universe, the Fund does not seek to be correlated with that index.
The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European high yield bond and loan markets and within capital structures between bonds and loans. For example, the Fund seeks to take advantage of differences in pricing between bonds or loans of an issuer denominated in U.S. dollars and substantially similar bonds or loans of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.
The Fund invests primarily in high yield debt instruments (consisting of bonds, loans, and notes) of North American and Western European corporate issuers that are of below investment grade quality. The Fund invests in instruments that are, at the time of purchase, rated below investment grade (“junk” or “high yield”) by at least one credit rating agency (below Baa3 by Moody’s Investors Service, Inc. or below BBB- by either S&P Global Ratings, a subsidiary of S&P Global, or Fitch Ratings, Inc.) or, if unrated, determined to be of comparable quality by the Fund’s subadviser, Barings LLC (“Barings”), or sub-subadviser, Baring International Investment Limited (“BIIL”).
The Fund invests primarily in high yield bonds, loans, and notes, but also makes use of a wide range of debt instruments. The Fund may invest in both fixed and floating rate instruments; listed and unlisted corporate debt obligations; convertible securities; structured products (consisting of collateralized bond and loan obligations); bank obligations; U.S. and non-U.S. government securities; preferred securities and trust preferred securities; asset-backed securities; unsecured loans; delayed funding loans and revolving credit facilities; when-issued securities, delayed delivery purchases, and forward commitments; zero-coupon bonds, step-up bonds, and payment-in-kind securities; commercial paper; repurchase agreements; and other investment companies. The Fund’s investments may include investments in the lowest rating category of the applicable rating agency. The Fund may invest in distressed bonds and loans that are in default at the time of purchase in an effort to protect the Fund’s existing investment in securities of the same issuers. The Fund also may invest in equity securities (consisting of common and preferred stocks, warrants and rights, and limited partnership interests), but will invest in such equity investments only for the preservation of capital. The Fund may hold a portion of its assets in cash or cash equivalents.

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The Fund may invest in fixed income securities or debt instruments issued by emerging market entities or sovereign nations. Emerging market countries are defined to include any country that did not become a member of the Organization for Economic Cooperation and Development (O.E.C.D.) prior to 1975 and Turkey.
The Fund may also use derivatives to a significant extent for risk management and hedging purposes, or for speculative purposes – as substitutes for investments in securities in which the Fund can invest – in order to achieve the Fund’s absolute return objective and manage volatility. The Fund may use over-the-counter and exchange-traded derivatives for a variety of purposes, consisting of: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the Fund’s yield or return as a non-hedging strategy that may be considered speculative. The Fund may establish, through derivatives, net short positions for individual sectors, markets, currencies, or securities, or as a means of adjusting the Fund’s portfolio duration, credit quality, and maturity. The Fund may invest in over-the-counter and exchange-traded derivative instruments provided that, at the time the Fund enters into a derivative transaction, the Fund segregates assets determined to be liquid by Barings or BIIL in accordance with procedures established by the Fund’s Board of Trustees, in an amount at least equal to any payment or delivery obligation of the Fund in connection with such derivative transaction. The Fund’s use of derivatives may consist primarily of total return swaps, options, index swaps or swaps on components of an index, interest rate swaps, credit default swaps, and foreign currency forward contracts and futures.
The Fund may invest in investments of any duration or maturity.
The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges, or to purchase loans, bonds, or structured products prior to settlement of pending sale transactions.
Securities may be sold when Barings or BIIL believes they no longer represent relatively attractive investment opportunities.
Principal Risks
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, regulatory, public health, and other conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, pandemics, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), duration risk (the risk that longer-term securities may be more sensitive to interest rate changes), inflation risk (the risk that as inflation increases, the present value of the Fund’s fixed income investment typically will decline), and credit risk.
Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or

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economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in some bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price. Some loans may not be considered “securities” for certain purposes under the federal securities laws, and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.
Below Investment Grade Debt Securities Risk Below investment grade debt securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.
Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.
Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, industry, political, regulatory, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action, or threat thereof, such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security trading suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with

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exposure to that country and other countries. Sanctions, or the threat of sanctions, may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund. In the event of nationalization, expropriation, confiscation, or other government action, intervention, or restriction, the Fund could lose its entire investment in a particular foreign issuer or country. There may be quotas or other limits on the ability of the Fund (or clients of the Fund’s investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries. Enforcing legal rights can be more difficult, costly, and limited in certain foreign countries and with respect to certain types of investments, and can be particularly difficult against foreign governments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems. Many emerging market countries are highly reliant on international trade and exports, including the export of commodities. Their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. In addition, pandemics and outbreaks of contagious diseases may exacerbate pre-existing problems in emerging market countries with less established health care systems. Frontier markets, a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity. Non-U.S. transaction costs, such as brokerage commissions and custody costs, may be higher than in the United States. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, public health, and other conditions than the U.S. market.
Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. The Fund’s investments in mortgage-backed securities may make the Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. Litigation with respect to the representations and warranties given in connection with the issuance of mortgage-backed securities can be an important consideration in investing in such securities, and

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the outcome of any such litigation could significantly impact the value of the Fund’s mortgage-backed investments.
Structured Notes Risk Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market, or interest rate (“reference measure”). The purchase of structured notes exposes the Fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of a structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.
Convertible Securities Risk Convertible securities are subject to the risks of both debt instruments and equity securities. The price of a convertible security may change in response to changes in price of the underlying equity security, the credit quality of the issuer, and interest rates. In general, the values of convertible securities tend to decline as interest rates rise and to rise when interest rates fall. A convertible security generally has less potential for gain or loss than the underlying equity security.
Covenant Lite Loans Risk Loans in which the Fund invests include covenant lite loans, which may carry more risk to the lender than traditional loans as they may contain fewer restrictive covenants on the borrower than traditionally included in loan documentation or may contain other borrower-friendly characteristics. The Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of certain covenant lite loans and debt securities than its holdings of loans or securities with the usual covenants.
Defaulted and Distressed Securities Risk Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring, or in bankruptcy or insolvency proceedings) is uncertain. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished.
Equity Securities Risk Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, or investor confidence, or announcements of economic, political, or financial information.
Hedging Risk The Fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the Fund to lose money or fail to get the benefit of a gain on a hedged position. If expected changes to securities prices, interest rates, currency values, and exchange rates, or the creditworthiness of an issuer are not accurately predicted, the Fund could be in a worse position than if it had not entered into such transactions.
Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors.
Leveraging Risk Instruments and transactions, including derivatives transactions, that create leverage may cause the value of an investment in the Fund to be more volatile, could result in larger losses than if they were not used, and tend to compound the effects of other risks.
Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.

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Management and Operational Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective, and the Fund is subject to the risk that the manager’s assessment of an investment is wrong. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses. The Fund also runs the risk that deficiencies in the investment adviser’s, subadviser’s, or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Preferred Stock Risk Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, changes in interest rates may adversely affect the value of a preferred stock that pays a fixed dividend. Preferred stocks are also subject to additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.
Reinvestment Risk Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded, or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s overall return.
Repurchase Agreement Risk  These transactions must be fully collateralized, but involve credit risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.
Restricted Securities Risk The Fund may hold securities that are restricted as to resale under the U.S. federal securities laws, such as securities in certain privately held companies. Such securities may be highly illiquid and their values may experience significant volatility. Restricted securities may be difficult to value.
Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds (“ETFs”), in which it invests, including the risk that the underlying funds will not perform as expected. ETFs are subject to additional risks, including secondary market trading risks and the risk that an ETF’s shares may trade above or below net asset value. The Fund indirectly pays a portion of the expenses incurred by the underlying funds, which may, in the case of an ETF, include a portion of the expenses incurred below their net asset value.
Sector Risk The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Sovereign Debt Obligations Risk Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment grade (“junk” or “high yield” bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.
U.S. Government Securities Risk Obligations of certain U.S. Government agencies and instrumentalities are not backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government would provide financial support to such agencies and instrumentalities.
Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

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When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is the successor to the Barings Global Credit Income Opportunities Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided in the bar chart and table is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021. The bar chart shows changes in the Fund’s (or Predecessor Fund’s, as applicable) performance from year to year for Class I shares. The table shows how the Fund’s (or Predecessor Fund’s, as applicable) average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (FTSE 3 Month US T Bill Index +500 bps). Performance for Class A and Class C shares reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.
Annual Performance
Class I Shares
Highest Quarter:	2Q ’20,	14.18%	Lowest Quarter:	1Q ’20,	–18.37%
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through taxadvantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Average Annual Total Returns
(for the periods ended December 31, 2024)
		One Year	Five Years	Ten Years
Class I	Return Before Taxes	8.81%	4.07%	4.80%
	Return After Taxes on Distributions	5.21%	1.17%	1.98%
	Return After Taxes on Distributions and Sales of Fund Shares	5.14%	1.81%	2.39%
Class Y	Return Before Taxes	8.73%	4.04%	4.78%
Class A	Return Before Taxes	4.14%	2.94%	4.12%
Class C	Return Before Taxes	6.64%	3.00%	3.74%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)(1)		-1.69%	-1.96%	0.15%
FTSE 3 Month US T Bill Index +500 bps (reflects no deduction for fees, expenses, or taxes)		10.73%	7.67%	6.88%
Bloomberg Multiverse Index (reflects no deduction for fees, expenses, or taxes)		-1.34%	-1.77%	0.35%

(1)
Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg Multiverse Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

MANAGEMENT
Investment Adviser: MML Investment Advisers, LLC (“MML Advisers”)
Subadviser(s): Barings LLC (“Barings”)
Sub-subadviser(s):  Baring International Investment Limited (“BIIL”)
Portfolio Manager(s):
Chris Ellis is a Managing Director and a portfolio manager for Barings’ European High Yield Investments Group. He has managed the Fund since September 2023.
Sean Feeley, CFA is a Managing Director and portfolio manager for Barings’ U.S. High Yield Investments Group. He has managed the Fund since September 2013.

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Omotunde Lawal, CFA is a Managing Director and the Head of, and a portfolio manager for, Barings’ Emerging Markets Corporate Debt and EMEA Corporate Credit Groups. She has managed the Fund since May 2021.
Brian Pacheco, CFA is a Managing Director and portfolio manager for Barings’ U.S. High Yield Investments Group. He has managed the Fund since February 2023.
Scott Roth, CFA is a Managing Director and the Head of, and a portfolio manager for, Barings’ Global High Yield Group. He has managed the Fund since September 2013.
Chris Sawyer is a Managing Director and the Head of, and a portfolio manager for, Barings’ European High Yield Investments Group. He has managed the Fund since May 2021.
PURCHASE AND SALE OF FUND SHARES
Shares of the Fund are generally available through various financial intermediaries, such as retirement plan recordkeepers, broker-dealers, financial institutions, and insurance companies, and to other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone, or internet (available to certain customers).
Purchase Minimums*
	Class Y	Class A	Class C
Initial Investment	$100,000	$1,000	$1,000
Subsequent Investment	$250	$250	$250

*
The Fund reserves the right to change or waive the investment minimums. Class I shares do not have investment minimums and there are no initial or subsequent investment minimums for retirement plans.

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains, unless you are an investor eligible for preferential tax treatment.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MML Advisers or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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MassMutual Emerging Markets Debt Blended Total Return Fund
The Board of Trustees of the MassMutual Advantage Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Emerging Markets Debt Blended Total Return Fund will be dissolved. Effective on or about March 14, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective on and after January 1, 2025, the Fund will not be available for purchase by new investors. Customers who are invested in the Fund as of December 31, 2024 will continue to be able to invest through the Termination Date. Exceptions will only be permitted on a case-by-case basis at the discretion of MML Distributors, LLC.
Effective on and after February 12, 2025, any contingent deferred sales charges on the redemption of Fund shares will be waived.
INVESTMENT OBJECTIVE
This Fund seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management, through high current income generation and, where appropriate, capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 72 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
	Class I	Class Y	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	4.25%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	1.00%(1)	1.00%(2)

(1)
Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more (or accounts aggregating $500,000 or more for holders of Class A shares prior to February 1, 2024) may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

(2)
The contingent deferred sales charge on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no contingent deferred sales charge on Class C Shares thereafter.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class Y	Class A	Class C
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	1.00%
Other Expenses	0.67%	0.73%	0.69%	0.67%
Total Annual Fund Operating Expenses	1.42%	1.48%	1.69%	2.42%
Expense Reimbursement	(0.53%)	(0.53%)	(0.53%)	(0.53%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	0.89%	0.95%	1.16%	1.89%

(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89%, 0.95%, 1.16%, and 1.89% for Classes I, Y, A, and C, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund

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for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$91	$397	$726	$1,656
Class Y	$97	$416	$758	$1,723
Class A	$538	$885	$1,256	$2,296
Class C	$292	$704	$1,243	$2,716
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class C	$192	$704	$1,243	$2,716
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund invests in debt securities, derivatives, and other instruments that are economically tied to emerging market countries or countries with relatively low gross national product per capita and with the potential for rapid economic growth. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in (i) securities denominated in currencies of the emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations, and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the O.E.C.D. prior to 1975 and Turkey. Certain emerging market countries are referred to as “frontier” market countries. The
Fund focuses its investments in Asia, Africa, the Middle East, Latin America, and the developing countries of Europe.
The Fund will invest in debt instruments of all types, including bonds, notes, U.S. and Group of Ten (commonly referred to as “G10”) country treasury obligations, sovereign issues, covered bonds, commercial paper, and other fixed and floating rate income securities and are either secured or unsecured, and either senior or subordinated. To a limited extent, the Fund may invest in (i) securities that are convertible into equity securities, (ii) equity securities (including warrants and common stock), (iii) certificates of deposit, (iv) bankers’ acceptances, and (v) loan participations and loan assignments which are un-securitized. Although the Fund’s investment in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to non-U.S. currencies. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis.
The Fund expects to achieve certain exposures primarily through derivative transactions, including without limitation, forward foreign currency exchange contracts; futures on securities, indexes, currencies, commodities, swaps, and other investments; options; and interest rate swaps, crosscurrency swaps, total return swaps, and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates, or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks, and/or as a substitute for the purchase or sale of securities, currencies, or commodities. Derivatives instruments that provide exposure to debt securities that are economically tied to emerging market countries or to a country the Fund’s subadviser, Barings LLC (“Barings”), or sub-subadviser, Baring International Investment Limited (“BIIL”) considers to be equivalent to such countries or have economic characteristics similar to such investments may be used to satisfy the Fund’s 80% policy.
The Fund may invest in both investment grade and below investment grade (“junk” or “high yield” bonds) debt securities. Investment grade debt securities are rated Baa3 or higher by Moody’s

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Investors Service, Inc. (“Moody’s) or BBBor higher by either S&P Global Ratings, a subsidiary of S&P Global (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined to be of comparable quality by Barings or BIIL. Below investment grade debt securities are rated below Baa3 by Moody’s and BBB- by S&P and Fitch or, if unrated, determined by Barings or BIIL to be of comparable quality.
Principal Risks
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, regulatory, public health, and other conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, pandemics, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), duration risk (the risk that longer-term securities may be more sensitive to interest rate changes), inflation risk (the risk that as inflation increases, the present value of the Fund’s fixed income investment typically will decline), and credit risk.
Sovereign Debt Obligations Risk Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment grade (“junk” or “high yield” bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.
Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, industry, political, regulatory, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action, or threat thereof, such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security trading suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Sanctions, or the threat of sanctions, may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund. In the event of nationalization, expropriation, confiscation, or other government action, intervention, or restriction, the Fund could lose its entire investment in a particular foreign issuer or country. There may be quotas or other limits on the ability of the Fund (or clients of the Fund’s investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries. Enforcing legal rights can be more difficult, costly, and limited in certain foreign countries and with respect to certain types of

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investments, and can be particularly difficult against foreign governments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems. Many emerging market countries are highly reliant on international trade and exports, including the export of commodities. Their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. In addition, pandemics and outbreaks of contagious diseases may exacerbate pre-existing problems in emerging market countries with less established health care systems. Frontier markets, a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity. Non-U.S. transaction costs, such as brokerage commissions and custody costs, may be higher than in the United States. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, public health, and other conditions than the U.S. market.
Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in some bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price. Some loans may not be considered “securities” for certain purposes under the federal securities laws, and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.
Below Investment Grade Debt Securities Risk Below investment grade debt securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.
Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed income

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security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.
Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.
Convertible Securities Risk Convertible securities are subject to the risks of both debt instruments and equity securities. The price of a convertible security may change in response to changes in price of the underlying equity security, the credit quality of the issuer, and interest rates. In general, the values of convertible securities tend to decline as interest rates rise and to rise when interest rates fall. A convertible security generally has less potential for gain or loss than the underlying equity security.
Equity Securities Risk Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, or investor confidence, or announcements of economic, political, or financial information.
Hedging Risk The Fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the Fund to lose money or fail to get the benefit of a gain on a hedged position. If expected changes to securities prices, interest rates, currency values, and exchange rates, or the creditworthiness of an issuer are not accurately predicted, the Fund could be in a worse position than if it had not entered into such transactions.
Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors.
Leveraging Risk Instruments and transactions, including derivatives transactions, that create leverage may cause the value of an investment in the Fund to be more volatile, could result in larger losses than if they were not used, and tend to compound the effects of other risks.
Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale.

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There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.
Management and Operational Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective, and the Fund is subject to the risk that the manager’s assessment of an investment is wrong. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses. The Fund also runs the risk that deficiencies in the investment adviser’s, subadviser’s, or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Reinvestment Risk Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded, or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s overall return.
Restricted Securities Risk The Fund may hold securities that are restricted as to resale under the U.S. federal securities laws, such as securities in certain privately held companies. Such securities may be highly illiquid and their values may experience significant volatility. Restricted securities may be difficult to value.
Sector Risk The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is the successor to the Barings Emerging Markets Debt Blended Total Return Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided in the bar chart and table is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021. The bar chart shows changes in the Fund’s (or Predecessor Fund’s, as applicable) performance from year to year for Class I shares. The table shows how the Fund’s (or Predecessor Fund’s, as applicable) average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class C shares reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.
Annual Performance
Class I Shares
Highest Quarter:	2Q ’20,	23.22%	Lowest Quarter:	1Q ’22,	–15.13%
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on

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an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through taxadvantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Average Annual Total Returns
(for the periods ended December 31, 2024)
		One Year	Five Years	Since Inception (10/21/15)
Class I	Return Before Taxes	2.86%	0.57%	3.58%
	Return After Taxes on Distributions	0.22%	-1.67%	1.09%
	Return After Taxes on Distributions and Sales of Fund Shares	1.67%	-0.45%	1.70%
Class Y	Return Before Taxes	2.95%	0.53%	3.56%
Class A	Return Before Taxes	-1.27%	-0.50%	2.86%
Class C	Return Before Taxes	0.98%	-0.46%	2.54%
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index (reflects no deduction for fees, expenses, or taxes)		5.80%	0.19%	2.78%
MANAGEMENT
Investment Adviser: MML Investment Advisers, LLC (“MML Advisers”)
Subadviser(s): Barings LLC (“Barings”)
Sub-subadviser(s):  Baring International Investment Limited (“BIIL”)
Portfolio Manager(s):
Ricardo Adrogué is a Managing Director and the Head of, and a portfolio manager for, Barings’ Global Sovereign Debt and Currencies Group. He has managed the Fund since October 2015.
Cem Karacadag is a Managing Director and the Head of, and a portfolio manager for,
Barings’ Emerging Markets Sovereign Debt Group. He has managed the Fund since October 2015.
Natalia Krol is a Managing Director and portfolio manager for Barings’ Emerging Markets Blended Total Return strategies. She has managed the Fund since August 2018.
PURCHASE AND SALE OF FUND SHARES
Shares of the Fund are generally available through various financial intermediaries, such as retirement plan recordkeepers, broker-dealers, financial institutions, and insurance companies, and to other institutional investors and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone, or internet (available to certain customers).
Purchase Minimums*
	Class Y	Class A	Class C
Initial Investment	$100,000	$1,000	$1,000
Subsequent Investment	$250	$250	$250

*
The Fund reserves the right to change or waive the investment minimums. Class I shares do not have investment minimums and there are no initial or subsequent investment minimums for retirement plans.

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains, unless you are an investor eligible for preferential tax treatment.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary, the intermediary may receive a one-time or continuing payments from the Fund, MML Advisers or its affiliates, or others for the sale of Fund shares or continuing shareholder services provided by the intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. You should contact your intermediary to obtain more information about the compensation it may receive in connection with your investment.

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Additional Information Regarding Investment Objectives and Principal Investment Strategies
Changes to Investment Objectives and Strategies.
Each Fund’s investment objective and strategies are non-fundamental and may be changed by the Board of Trustees (the “Trustees”) of the MassMutual Advantage Funds (the “Trust”) without shareholder approval unless otherwise noted.
Note Regarding Percentage Limitations.
All percentage limitations on investments in this Prospectus will apply at the time of investment, and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment, except as may be otherwise specified in the Statement of Additional Information (“SAI”). (As a result, the actual investments making up a Fund’s portfolio may not at a particular time comport with any such limitation due to increases or decreases in the values of securities held by the Fund.) However, if, through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets was invested in illiquid securities, the Fund would take appropriate orderly steps, as deemed necessary, to protect liquidity. With the exception of the MassMutual Clinton Limited Term Municipal Fund, MassMutual Clinton Municipal Fund, and MassMutual Clinton Municipal Credit Opportunities Fund, a Fund whose name suggests that the Fund focuses its investments in a particular type of investment or investments, or in investments in a particular industry or group of industries, and that has adopted a policy under Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), such Fund’s policy to invest at least 80% of its net assets in certain investments may be changed by the Trustees upon at least 60 days’ prior written notice to shareholders. With respect to the MassMutual Clinton Limited Term Municipal Fund, MassMutual Clinton Municipal Fund, and MassMutual Clinton Municipal Credit Opportunities Fund, each such Fund’s policy to invest at least 80% of its net assets in certain investments is fundamental and may not be changed without shareholder approval.
Credit Ratings.
Security ratings are determined at the time of investment based on ratings published by nationally recognized statistical rating organizations; if a security is not rated, it will be deemed to have the same rating as a security determined by the investment adviser or subadviser to be of comparable quality. Unless otherwise stated, if a security is rated by more than one nationally recognized statistical rating organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase.
Duration.
Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s value to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, if interest rates rise by 1%, the value of a debt security with a duration of two years would be expected to decline 2% and the value of a debt security with a duration of four years would be expected to decline 4%. Unlike the maturity of a debt security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates. Determining duration may involve estimates of future economic parameters, which may vary from actual future values.
Leverage.
Leverage generally has the effect of increasing the amount of loss or gain a Fund might realize, and may increase volatility in the value of a Fund’s investments. Adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself.
Temporary Defensive Positions.
At times, a Fund’s investment adviser or subadviser may determine that market conditions make pursuing a Fund’s basic investment strategy inconsistent with the best interests of its shareholders. At such times, the investment adviser or subadviser may (but will not necessarily), without notice, temporarily use alternative strategies primarily designed to reduce fluctuations in the values of a Fund’s assets. In implementing these defensive strategies, a Fund may hold assets without limit in cash and cash equivalents and in other investments that the investment adviser or

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subadviser believes to be consistent with the Fund’s best interests. If such a temporary defensive strategy is implemented, a Fund may not achieve its investment objective.
Portfolio Turnover.
Changes are made in a Fund’s portfolio whenever the investment adviser or subadviser believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. A high portfolio turnover rate will result in higher costs from brokerage commissions, dealer-mark-ups, bid-ask spreads, and other transaction costs and may also result in a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently (short-term capital gains generally receive less favorable tax treatment in the hands of shareholders than do long-term capital gains). Such costs are not reflected in the Funds’ Total Annual Fund Operating Expenses set forth in the fee tables but do have the effect of reducing a Fund’s investment return.
Non-Principal Investments; Use of Derivatives; Securities Loans; Repurchase Agreements.
A Fund may hold investments that are not included in its principal investment strategies. These non-principal investments are described in the SAI or below under “Additional Information Regarding Principal Risks.” A Fund also may choose not to invest in certain securities described in this Prospectus and in the SAI, even though it has the ability to do so. Certain Funds may engage in transactions involving derivatives as part of their principal investment strategies; the disclosures of the principal investment strategies of those Funds include specific references to those derivatives transactions. Any of the other Funds may engage in derivatives transactions not as part of their principal investment strategies, and Funds that may use certain derivatives as part of their principal investment strategies may use other derivatives (not as part of their principal investment strategies), as well. A Fund may use derivatives for hedging purposes, as a substitute for direct investment, to earn additional income, to adjust portfolio characteristics, including duration (interest rate volatility), to gain exposure to securities or markets in which it might not be able to invest directly, to provide asset/liability management, or to take long or short positions on one or more indexes, securities, or foreign currencies. If a Fund takes a short position with respect to a particular index, security, or currency, it will lose money if the index, security, or currency appreciates in value, or an expected credit or other event that might affect the value of the index, security, or currency fails to occur. Losses could be significant. Derivatives transactions may include, but are not limited to, foreign currency exchange transactions, options, futures contracts, interest rate swaps, interest rate futures contracts, forward contracts, total return swaps, credit default swaps, and hybrid instruments. A Fund may use derivatives to create investment leverage. See “Additional Information Regarding Principal Risks,” below, and the SAI for more information regarding those transactions.
A Fund, with the exception of the MassMutual Clinton Limited Term Municipal Fund, MassMutual Clinton Municipal Fund, and MassMutual Clinton Municipal Credit Opportunities Fund, may make loans of portfolio securities to broker-dealers and other financial intermediaries of up to 33% of its total assets, and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Any losses from the investment of cash collateral received by the Fund will be for the Fund’s account and may exceed any income the Fund receives from its securities lending activities. A repurchase agreement is a transaction in which a Fund purchases a security from a seller, subject to the obligation of the seller to repurchase that security from the Fund at a higher price. A Fund may enter into securities loans and repurchase agreements as a non-principal investment strategy.
Foreign Securities.
The globalization and integration of the world economic system and related financial markets have made it increasingly difficult to define issuers geographically. Accordingly, the Funds intend to construe geographic terms such as “foreign,” “non-U.S.,” “European,” “Latin American,” “Asian,” and “emerging markets” in the manner that affords to the Funds the greatest flexibility in seeking to achieve the investment objective(s) of the relevant Fund. Specifically, unless otherwise stated, in circumstances where the investment objective and/or strategy is to invest (a) exclusively in “foreign securities,” “non-U.S. securities,”

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“European securities,” “Latin American securities,” “Asian securities,” or “emerging markets” (or similar directions) or (b) at least some percentage of the Fund’s assets in foreign securities, etc., the Fund will take the view that a security meets this description so long as the issuer of a security is tied economically to the particular country or geographic region indicated by words of the relevant investment objective and/or strategy (the “Relevant Language”). For these purposes the issuer of a security is deemed to have that tie if:
(i) the issuer is organized under the laws of the country or a country within the geographic region suggested by the Relevant Language or maintains its principal place of business in that country or region; or
(ii) the securities are traded principally in the country or region suggested by the Relevant Language; or
(iii) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region suggested by the Relevant Language or has at least 50% of its assets in that country or region.
In addition, the Funds intend to treat derivative securities (e.g., call options) for this purpose by reference to the underlying security. Conversely, if the investment objective and/or strategy of a Fund limits the percentage of assets that may be invested in “foreign securities,” etc. or prohibits such investments altogether, a Fund intends to categorize securities as “foreign,” etc. only if the security possesses all of the attributes described above in clauses (i), (ii), and (iii).

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Disclosure of Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.
Additional Information Regarding Principal Risks
A Fund, by itself, generally is not intended to provide a complete investment program. Investment in the Funds is intended to serve as part of a diversified portfolio of investments. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The value of your investment in a Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks.” The Principal Risks of each Fund are identified in the foregoing Fund Summaries and are described in this section. Certain Funds may be more susceptible to some risks than others. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. The value of your investment in a Fund could go down as well as up. You can lose money by investing in the Funds. References in this section to a Fund’s subadviser may include any sub-subadvisers as applicable.
The SAI contains further information about the Funds, their investments and their related risks.
•
Bank Loans Risk

Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities, although bank loans are typically (though not always) senior and secured, while below investment grade debt securities or investments are often subordinated and unsecured. Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after a Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law, or may be difficult to sell. In the event that a borrower defaults, a Fund’s access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. In addition, some loans may be unsecured. Unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. In some cases, the Fund may rely on a third party to administer its interest in a loan, and so is subject to the risk that the third party will be unwilling or unable to perform its obligations. The Fund may invest in a loan by purchasing an indirect interest in the loan held by a third party. In that case, the Fund will be subject to both the credit risk of the borrower and of the third party, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in some bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price. Some bank loans may be illiquid, and bank loans generally tend to be less liquid than many other debt securities. The lack of a liquid secondary market may make it more difficult for the Fund to assign a value to such instruments for purposes of valuing the Fund’s portfolio and calculating its net asset value (“NAV”). Some loans may not be considered “securities” for certain purposes under the federal securities laws, and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

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•
Below Investment Grade Debt Securities Risk

Below investment grade debt securities, which are also known as “junk” or “high yield” bonds, and comparable unrated securities in which a Fund may invest, have speculative characteristics, and changes in economic conditions, the financial condition of the issuer, and/or an unanticipated rise in interest rates or other circumstances are more likely to lead to a weakened capacity to make principal and interest payment than in the case of higher grade securities. Below investment grade debt securities involve greater volatility of price and yield and greater risk of loss of principal and interest than do higher quality securities. In the past, economic downturns or increases in interest rates have, under certain circumstances, resulted in a higher incidence of default by the issuers of these instruments and are likely to do so in the future, especially in the case of highly leveraged issuers. The prices for these instruments may be affected by legislative and regulatory developments. Some below investment grade debt securities are issued in connection with management buy-outs and other highly leveraged transactions, and may entail substantial risk of delays in payments of principal or interest or of defaults. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund has placed on such securities. In the absence of a liquid trading market for securities held by it, a Fund at times may be unable to establish the fair value of such securities. To the extent a Fund invests in securities in the lower rating categories, the achievement of the Fund’s goals is more dependent on the Fund investment adviser’s or subadviser’s investment analysis than would be the case if the Fund were investing in securities in the higher rating categories. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.
•
Cash Position Risk

A Fund may hold a significant portion of its assets in cash or cash equivalents at the sole discretion of the Fund’s investment adviser or subadviser, based on such factors as it may consider appropriate under the circumstances. The portion of a Fund’s assets invested in cash and cash equivalents may at times exceed 25% of the Fund’s net assets. To the extent a Fund holds a significant portion of its assets in cash or cash equivalents, its investments returns may be adversely affected and the Fund may not achieve its investment objective.
•
Convertible Securities Risk

Convertible securities are bonds, debentures, notes or other debt securities that may be converted at either a stated price or stated rate into shares of common or preferred stock (or cash or other securities of equivalent value), and so are subject to the risks of investments in both debt securities and equity securities. The price of a convertible security may change in response to changes in price of the underlying equity security, the credit quality of the issuer, and interest rates. Due to the conversion feature, convertible debt securities generally yield less than non-convertible securities of similar credit quality and maturity. The values of convertible securities may be interest-rate sensitive and tend to decline as interest rates rise and to rise when interest rates fall. A Fund may invest at times in securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, a Fund may be required to convert the security into the underlying stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.
•
Covenant Lite Loans Risk

Loans in which a Fund invests include covenant lite loans, which may carry more risk to the lender than traditional loans as they may contain fewer restrictive covenants on the borrower than traditionally included in loan documentation or may contain other borrower-friendly characteristics. A Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of certain covenant lite loans and debt securities than its holdings of loans or securities with the usual covenants.

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•
Credit Risk

Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed income security held by a Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed income security held by the Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when the Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured. The credit rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition and does not reflect an assessment of an investment’s volatility or liquidity. Securities rated in the lowest category of investment grade are considered to have speculative characteristics. In addition, below investment grade debt securities (i.e., “junk” or “high yield” bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturn than investment grade securities. If a security held by the Fund loses its rating or its rating is downgraded, the Fund may nonetheless continue to hold the security in the discretion of the investment adviser or subadviser. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages may affect the values of those securities.
The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. In the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations, and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union, the United Kingdom, and various other jurisdictions. Among other things, such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty.
•
Currency Risk

Because foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by changes in currency exchange rates, currency exchange control regulations, intervention (or failure to intervene) by the U.S. or foreign governments in currency markets, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. A Fund may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the values of holdings denominated in or exposed to other currencies, or, for certain Funds, to generate additional returns. Derivatives transactions providing exposure to foreign currencies may create investment leverage. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.
Officials in foreign countries may from time to time take actions in respect of their currencies which could significantly affect the value of a Fund’s assets denominated in those currencies or the liquidity of such investments. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency. A foreign government may also limit the

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convertibility or repatriation of its currency or assets denominated in its currency, which would adversely affect the U.S. dollar value and liquidity of investments denominated in that currency. In addition, although at times most of a Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund’s income has been earned and translated into U.S. dollars but before payment to shareholders, the Fund could be required to sell portfolio investments to make such distributions. Similarly, if a Fund incurs an expense in a foreign currency and the exchange rate changes adversely to the Fund before the expense is paid, the Fund would have to convert a greater amount of U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense. Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.
•
Cyber Security and Technology Risk

The Funds and their service providers (including the Funds’ investment adviser, subadvisers, custodian, and transfer agent) are subject to operational and information security risks, including those resulting from cyber-attacks and other technological issues. Technological issues or failures, or interference or attacks by “hackers” or others, may have the effect of disabling or hindering the Funds’ operations or the operations of a service provider to the Funds. There are inherent limitations in business continuity plans and technology systems designed to prevent cyber-attacks and avoid operational incidents, including the possibility that certain risks have not been identified. The Funds’ investment adviser does not control the cyber security plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to the Funds’ investment adviser or the Funds, each of whom could be negatively impacted as a result. Any problems relating to the performance and effectiveness of security procedures used by a Fund or its service providers to protect a Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption, and telephone call-backs, may have an adverse impact on an investment in a Fund. Similar risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value. Cyber security incidents and cyber-attacks (including denial of service attacks, ransomware attacks, and social engineering attempts (such as business email compromise attacks)) have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future (including as a consequence of the increased frequency of virtual working arrangements). Furthermore, there may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may have increased the scale and sophistication of deliberate cyber-attacks, particularly those from nation-states or from entities with nation-state backing.
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Defaulted and Distressed Securities Risk

Defaulted securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring, or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. The market will likely be less liquid for distressed or defaulted securities than for other types of securities. Reduced liquidity can affect the valuations of distressed or defaulted securities, make their valuation and sale more difficult, and result in greater volatility. Insolvency laws and practices in foreign countries are different than those in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative. To the extent a Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished.
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Derivatives Risk

Derivatives are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate, or index. Derivatives may relate to stocks,

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bonds, interest rates, currencies, credit exposures, currency exchange rates, commodities, related indexes, or other assets. The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives can be highly volatile and are subject to a number of potential risks described in this Prospectus, including market risk, credit risk, management risk, liquidity risk, and leveraging risk. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument or index but also of the derivative itself, often without the benefit of observing the performance of the derivative under all possible market conditions. (For example, successful use of a credit default swap may require, among other things, an understanding of both the credit of the company to which it relates and of the way the swap is likely to respond to changes in various market conditions and to factors specifically affecting the company.) The use of derivatives involves the risk that a loss may be sustained as a result of the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Since the values of derivatives are calculated and derived from the values of other assets, reference rates, or indexes, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of a derivative may not correlate perfectly with changes in the value of its underlying asset, rate, or index, and the risk that a derivative transaction may not have the effect or benefit the Fund’s investment adviser or subadviser anticipated. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions when that would be beneficial. A liquid secondary market may not always exist for a Fund’s derivative positions at any time. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price or at all. Although the use of derivatives is intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.
U.S. and non-U.S. legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act, have resulted in, and may in the future result in, significant regulation of derivative instruments and the Funds’ use of such instruments. Such regulations can, among other things, restrict a Fund’s ability to engage in derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to a Fund), establish additional margin requirements and/or increase the costs of derivatives transactions, and a Fund may as a result be unable to execute its investment strategies in a manner its investment adviser or subadviser might otherwise choose. Counterparty risk with respect to derivatives has been and may continue to be affected by rules and regulations concerning the derivatives market. Some derivatives transactions are centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds the position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and clearing members, and it is not clear how an insolvency proceeding of a clearing house or clearing member would be conducted, what effect the insolvency proceeding would have on any recovery by a Fund, and what impact an insolvency of a clearing house or clearing member would have on the financial system more generally.
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Futures Contract Risk.  A Fund may enter into futures contracts, in which the Fund agrees to buy or sell certain financial instruments or index units or other assets on a specified future date at a specified price or rate. A Fund may also enter into contracts to deliver in the future an amount of one currency in return for an amount of another currency. If a Fund’s investment adviser or subadviser misjudges the direction of interest rates, markets, or foreign

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exchange rates, a Fund’s overall performance could suffer. The risk of loss could be far greater than the investment made because a futures contract requires only a small deposit to take a large position. A small change in a futures contract could have a substantial impact on a Fund, favorable or unfavorable. An investor could also suffer losses if it is unable to close out a futures contract because of an illiquid market. Futures are subject to the creditworthiness of the futures commission merchants or brokers and clearing organizations involved in the transactions. In the event of the insolvency of its futures commission merchant or broker, a Fund may be delayed or prevented from recovering some or all of the margin it has deposited with the merchant or broker, or any increase in the value of its futures positions held through that merchant or broker.
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Emerging Markets Risk

Investing in emerging market securities poses risks different from, and/or greater than, risks of investing in domestic securities or in the securities of foreign, developed countries. These risks may include, for example, smaller market-capitalizations of securities markets; significant price volatility; illiquidity; limits on foreign investment; and possible limits on repatriation of investment income and capital. Future economic or political events or crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in those currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Although many of the emerging market securities in which a Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets.
Additional risks of emerging market securities may include greater social, economic, and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; greater custody and operational risks; unavailability of currency hedging techniques; less stringent investor protection and disclosure standards; less reliable settlement practices; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability or unreliability of material information about issuers or instruments; less developed legal, regulatory, and accounting systems; and greater environmental risk. Many emerging market countries are highly reliant on international trade and exports, including the export of commodities. Their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. In addition, pandemics and outbreaks of contagious diseases may exacerbate pre-existing problems in emerging market countries with less established health care systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement of securities transactions in emerging markets may be subject to risk of loss and may be delayed more often than transactions settled in the United States, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to more developed countries. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending settlement, or be delayed in disposing of a portfolio security. It may be more difficult to obtain and/or enforce a judgment in a court outside the U.S., and a judgment against a foreign government may be unenforceable.
Frontier markets, a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity.

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Equity Securities Risk

Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, or investor confidence, or announcements of economic, political, or financial information.
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Fixed Income Securities Risk

The values of debt securities change in response to interest rate changes. In general, as interest rates rise, the value of a debt security is likely to fall. This risk is generally greater for obligations with longer maturities or for debt securities that do not pay current interest (such as zero-coupon securities). Debt securities with variable and floating interest rates can be less sensitive to interest rate changes, although, to the extent a Fund’s income is based on short-term interest rates that fluctuate over short periods of time, income received by the Fund may decrease as a result of a decline in interest rates. The value of a debt security also depends on the issuer’s actual or perceived credit quality or ability to pay principal and interest when due. The value of a debt security is likely to fall if an issuer or the guarantor of a security is unable or unwilling (or is perceived to be unable or unwilling) to make timely principal and/or interest payments or otherwise to honor its obligations or if the debt security’s rating is downgraded by a credit rating agency. The value of a debt security can also decline in response to changes in market, economic, industry, political, regulatory, public health, and other conditions that affect a particular type of debt security or issuer or debt securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, pandemics, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities.
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Extension Risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.
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Prepayment Risk. Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, a Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may only be able to reinvest the amount of the prepayment at a less favorable rate.

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Interest Rate Risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. The values of debt instruments generally increase in response to declines in interest rates and decrease in response to rises in interest rates. Interest rates can also change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Interest rate risk is generally greater for fixed-rate instruments than floating-rate instruments and for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed income and related markets to heightened levels of interest rate volatility and liquidity risk. Potential future changes in government and/or central bank monetary policy and action may also affect the level of interest rates. Monetary policy measures have in the past, and may in the future, exacerbate risks associated with rising interest rates.

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Foreign Investment Risk

Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, industry, political, regulatory, public health, and other conditions. Political, social, diplomatic, and

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economic developments, U.S. and foreign government action, or threat thereof, such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security trading suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Sanctions, or the threat of sanctions, may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund. Economic or other sanctions imposed on a foreign country or issuer by the U.S., or on the U.S. by a foreign country, could impair a Fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain securities. In the event of nationalization, expropriation, confiscation, or other government action, intervention, or restriction, a Fund could lose its entire investment in a particular foreign issuer or country. Civil unrest, geopolitical tensions, armed conflicts, wars, and acts of terrorism are other potential risks that could adversely affect an investment in a foreign security or in foreign markets or issuers generally. There may be quotas or other limits on the ability of a Fund (or clients of a Fund’s investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries. Enforcing legal rights can be more difficult, costly, and limited in certain foreign countries and with respect to certain types of investments, and can be particularly difficult against foreign governments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of a Fund’s assets may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies.
Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the United States. The securities of some non-U.S. companies are less liquid and at times more volatile than securities of comparable U.S. companies. Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the United States. In addition, foreign markets can perform differently from U.S. markets and can react differently to market, economic, industry, political, regulatory, geopolitical, public health, and other conditions than the U.S. market.
The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including for example the issuer’s balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, a Fund may have limited recourse available to it. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to a Fund’s investments in foreign securities. A Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the amount, timing, or character of the Fund’s distributions.
A Fund may invest in foreign securities known as depositary receipts, in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other similar securities. An ADR is a U.S. dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, a foreign security. An EDR or a GDR is generally similar but is issued by a non-U.S. bank. Depositary receipts are subject to the same risks as direct investment in foreign securities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, and changes in currency exchange rates may affect the value of an ADR investment in ways different from direct investments in foreign securities. Funds may invest in both sponsored and unsponsored

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depositary receipts. Unsponsored depositary receipts are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for unsponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. A Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer. An investment in an ADR is subject to the credit risk of the issuer of the ADR.
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Hedging Risk

There can be no assurance that a Fund’s hedging transactions will be effective. If a Fund takes a short position in a particular currency, security, or bond market, it will lose money if the currency, security, or bond market appreciates in value, or an expected credit event fails to occur. Any efforts at buying or selling currencies could result in significant losses for the Fund. Further, foreign currency transactions that are intended to hedge the currency risk associated with investing in foreign securities and minimize the risk of loss that would result from a decline in the value of the hedged currency may also limit any potential gain that might result should the value of such currency increase.
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Inflation Risk

The value of assets or income from a Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund’s assets can decline as can the value of the Fund’s distributions. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and a Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors. The market prices of debt securities generally fall as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically accompanied long-term inflationary trends.
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Leveraging Risk

The use of leverage has the potential to increase returns to shareholders, but also involves additional risks. A Fund may create leverage by borrowing money (through traditional borrowings or by means of so-called reverse repurchase agreements); certain transactions, including, for example, when-issued, delayed-delivery, to-be-announced, and forward commitment purchases, loans of portfolio securities, dollar roll transactions, and the use of some derivatives, can also result in leverage. Leverage will increase the volatility of the Fund’s investment portfolio and could result in larger losses than if it were not used. The use of leverage is considered to be a speculative investment practice and may result in losses to a Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund will typically pay interest or incur other borrowing costs in connection with leverage transactions.
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Liquidity Risk

Liquidity risk is the risk that particular investments may be difficult to sell or terminate at approximately the price at which the Fund is carrying the investments. The ability of a Fund to dispose of illiquid positions at advantageous prices may be greatly limited, and a Fund may have to continue to hold such positions during periods when the investment adviser or subadviser otherwise would have sold them. Some securities held by a Fund may be restricted as to resale, may trade in the over-the-counter (“OTC”) market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, public health, or other conditions, including trading halts, sanctions, or wars. In addition, a Fund, by itself or together with other accounts managed by the investment adviser or subadviser, may hold a position in a security that is large relative to

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the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.
Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions or in the case of a liquidation of a Fund, a Fund may be forced to sell large amounts of securities or terminate outstanding transactions at a price or time that is not advantageous in order to meet redemptions or other cash needs or to pay liquidation proceeds. In such a case, the sale proceeds received by a Fund may be substantially less than if the Fund had been able to sell the securities or terminate the transactions in more orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s NAV. To the extent a Fund holds illiquid securities, it may be more likely to pay redemption proceeds in kind.
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Management and Operational Risk

Each Fund is subject to management risk because it relies on the investment adviser’s and/or subadviser’s investment analysis and its selection of investments to achieve its investment objective, and each Fund is subject to the risk that the manager’s assessment of an investment is wrong. A Fund’s investment adviser or subadviser manages the Fund based on its assessment of economic, financial, and market factors and its investment judgment. The investment adviser or subadviser may fail to ascertain properly the appropriate mix of securities for any particular economic cycle. A Fund’s investment adviser or subadviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the intended result. Management risk includes the risk that poor security selection will cause a Fund to underperform relative to other funds with similar investment objectives, or that the timing of movements from one type of security to another could have a negative effect on the overall investment performance of the Fund. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Funds are also subject to operational risks resulting from other services provided by a Fund’s investment adviser, subadviser, and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Examples of such operational risks include the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide an NAV for a Fund or share class on a timely basis. Additionally, legislative, regulatory, or tax developments may adversely affect management of a Fund and, therefore, the ability of the Fund to achieve its investment objective.
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Market Risk

The values of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable broad market developments, which may affect securities markets generally or particular industries, sectors, or issuers. The values of a Fund’s investments may decline as a result of a number of such factors, including actual or perceived changes in general economic and market conditions, industry, political, regulatory, geopolitical, public health, and other developments, including U.S. presidential elections, the imposition of tariffs or other protectionist actions, changes in interest rates, currency rates, or other rates of exchange, and changes in economic and competitive industry conditions. Likewise, terrorism, war, natural and environmental disasters, and epidemics or pandemics may be highly disruptive to economies and markets. For example, the global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread produced substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects. Such factors, and the effects of other infectious illness

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outbreaks, epidemics, or pandemics, may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund. Different parts of the market and different types of securities can react differently to these conditions. The possibility that security prices in general will decline over short or even extended periods subjects a Fund to unpredictable declines in the value of its shares, as well as potentially extended periods of poor performance. In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities’ prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies.
Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the securities in which a Fund invests or the issuers of such securities in ways that are unforeseeable. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the status of the Euro, the European Monetary Union, and the European Union itself, has disrupted and may continue to disrupt markets in the U.S. and around the world. The risks associated with investments in Europe may be heightened due to the United Kingdom’s exit from the European Union on January 31, 2020. An agreement between the United Kingdom and the European Union governing their future trade relationship became effective on January 1, 2021. The full extent of the political, economic, and legal consequences of Brexit are not yet fully known, and the long-term impact of Brexit on the United Kingdom, the European Union, and the broader global economy may be significant. The range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. There is the potential for decreased trade, capital outflows from the United Kingdom, devaluation of the pound sterling, decreased business and consumer spending and decreased foreign investment in the United Kingdom, and negative effects on the value of a Fund’s investments and/or on a Fund’s ability to enter into certain transactions or value certain investments. Any further exits from the European Union, the possibility of such exits, the partial or complete dissolution of the European Union, or the abandonment of the Euro may cause additional market disruption globally, adversely affect the world’s economies and securities markets, and introduce new legal and regulatory uncertainties. Legislation or regulation also may change the way in which a Fund, the investment adviser, or subadviser is regulated. Such legislation, regulation, or other government action could limit or preclude a Fund’s ability to achieve its investment objective and affect the Fund’s performance.
In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets, including through global supply chain disruptions, increased inflationary pressures, and reduced economic activity, and therefore could affect the value of a Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, or the threat of sanctions (including any Russian retaliatory responses to such sanctions), and resulting market disruptions are impossible to predict and could be substantial. Other issuers or markets could be similarly affected by past or future geopolitical or other events or conditions.
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Mortgage- and Asset-Backed Securities Risk

Investments in mortgage-related and other asset-backed securities are subject to the risk of severe credit downgrades, illiquidity and defaults to a greater extent than many other types of fixed income investments. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment

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sale or installment loan contracts, leases of various types of real and personal property, receivables from credit card agreements, and student loan payments. Asset-backed securities also may be backed by pools of corporate or sovereign bonds, loans made to corporations, or a combination of these bonds and loans, commonly referred to as “collateralized debt obligations,” including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). The assets backing collateralized debt obligations may consist in part or entirely of high risk, below investment grade debt obligations (or comparable unrated obligations). In the case of CBOs and certain other collateralized debt obligations, those may include, by way of example, high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities, and emerging market debt. In the case of CLOs, they may include, among other things, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, any or all of which may be rated below investment grade or may be comparable unrated obligations.
Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. (Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security’s price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.) Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. In addition to interest rate risk (as described under “Interest Rate Risk”), investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities may be subject to a higher degree of credit risk, valuation risk, and liquidity risk (as described under “Credit Risk,” “Valuation Risk,” and “Liquidity Risk”). During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables, and other obligations underlying mortgage-related and other asset-backed securities. Litigation with respect to the representations and warranties given in connection with the issuance of mortgage-backed securities can be an important consideration in investing in such securities, and the outcome of any such litigation could significantly impact the value of the Fund’s mortgage-backed investments.
The types of mortgages underlying securities held by the Fund may differ and may be affected differently by market factors. For example, the Fund’s investments in residential mortgage-backed securities will likely be affected significantly by factors affecting residential real estate markets and mortgages generally; similarly, investments in commercial mortgage-backed securities will likely be affected significantly by factors affecting commercial real estate markets and mortgages generally. Furthermore, a Fund’s investments in mortgage-backed securities may make the Fund’s NAV more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular

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generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants. Additionally, certain types of real estate may be adversely affected by changing usage trends, such as office buildings as a result of work-from-home practices and commercial facilities as a result of an increase in online shopping, which could in turn result in defaults and declines in value of mortgage-backed securities secured by such properties.
Some mortgage-backed and asset-backed investments receive only the interest portion (“IOs”) or the principal portion (“POs”) of payments on the underlying assets. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying assets. IOs tend to decrease in value if interest rates decline and rates of repayment (including prepayment) on the underlying mortgages or assets increase; it is possible that the Fund may lose the entire amount of its investment in an IO due to a decrease in interest rates. Conversely, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Moreover, the market for IOs and POs may be volatile and limited, which may make them difficult for the Fund to buy or sell. The values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the benefits of the underlying collateral. There may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.
The Fund may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. The Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement. These transactions may create investment leverage.
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Municipal Obligations Risk

The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit a Fund’s ability to sell its municipal obligations at attractive prices. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect a Fund and the overall municipal market. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress or volatility. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks, and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.
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Preferred Stock Risk

Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, if interest rates rise, the dividends on preferred stocks may be less attractive, causing the prices of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

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Preferred stocks are also subject to additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.
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Redemptions by Affiliated Funds and by Other Significant Investors

A Fund may be an investment option for other MassMutual Funds that are managed as “funds of funds” and for other investors who may make substantial investments in the Fund. As a result, from time to time, a Fund may experience a relatively large redemption and could be required to liquidate assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, or if the Fund is unable to invest the cash in portfolio securities that it considers as desirable as the Fund’s portfolio securities.
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Reinvestment Risk

Income from a Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded, or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect a Fund’s overall return.
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Repurchase Agreement Risk

A Fund may enter into repurchase agreements. These transactions must be fully collateralized, but involve credit risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.
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Restricted Securities Risk

A Fund may hold securities that are restricted as to resale under the U.S. federal securities laws, such as securities in certain privately held companies. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent the Fund from disposing of them promptly at reasonable prices or at all. Restricted securities may be highly illiquid. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Restricted securities may be difficult to value because market quotations may not be readily available, and there may be little publicly available information about the securities or their issuers. The values of restricted securities may be highly volatile.
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Reverse Repurchase Agreement Transaction Risk

In a reverse repurchase agreement transaction, a Fund sells securities to a bank or securities dealer and agrees to repurchase them at an agreed time and price; a reverse repurchase agreement is similar to a secured borrowing by a Fund. These types of transactions generally create leverage (see “Leveraging Risk” above). It may be difficult or impossible for a Fund to exercise its rights under a reverse repurchase agreement in the event of the insolvency or bankruptcy of the counterparty, and the Fund may not be able to purchase the securities or other assets subject to the transaction and may be required to return any collateral it holds.
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Risk of Investment in other Funds or Pools

A Fund may invest in other investment companies or pooled vehicles, including closed-end funds, trusts, and exchange-traded funds (“ETFs”), that are advised by the Fund’s investment adviser or subadviser, as applicable, their affiliates, or by unaffiliated parties, to the extent permitted by applicable law. As a shareholder in an investment company or other pool, the Fund, and indirectly that Fund’s shareholders, bear a ratable share of the investment company’s or pool’s expenses, including, but not limited to, advisory and administrative fees, and the Fund at the same time continues to pay its own fees and expenses. Investment companies or pools in which the Funds may invest may change their investment objectives or policies without the approval of a Fund, in which case a Fund may be forced to withdraw its investment from the investment company or pool at a disadvantageous time. Private investment pools in which the Funds may invest are not registered under the 1940 Act, and so will not offer all of the protections provided by the 1940 Act (including, among other things, independent oversight,

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protections against certain conflicts of interest, and custodial risks). A Fund is exposed indirectly to all of the risks applicable to any other investment company or pool in which it invests, including that the investment company or pool will not perform as expected. Investments in other investment companies or private pools may be illiquid, may be leveraged, and may be highly volatile.
Investing in other investment companies or private investment vehicles sponsored or managed by the investment adviser or subadviser, as applicable, or affiliates of the investment adviser or subadviser, as applicable, involves potential conflicts of interest. For example, the investment adviser or subadviser, as applicable, or their affiliates may receive fees based on the amount of assets invested in such other investment vehicles, which fees may be higher than the fees the investment adviser or subadviser, as applicable, receives for managing the investing Fund. Investment by a Fund in those other vehicles may be beneficial in the management of those other vehicles, by helping to achieve economies of scale or enhancing cash flows. Due to this and other factors, the investment adviser or subadviser, as applicable, will have an incentive to invest a portion of a Fund’s assets in investment vehicles sponsored or managed by the investment adviser or subadviser, as applicable, or their affiliates in lieu of investments by the Fund directly in portfolio securities, and will have an incentive to invest in such investment vehicles over non-affiliated investment companies. The investment adviser or subadviser, as applicable, will have no obligation to select the least expensive or best performing funds available to serve as an underlying investment vehicle. Similarly, the investment adviser or subadviser, as applicable, will have an incentive to delay or decide against the sale of interests held by the Fund in investment vehicles sponsored or managed by the investment adviser or subadviser, as applicable, or their affiliates.
ETFs are subject to many of the same risks applicable to investments in mutual funds generally, including that an ETF will not perform as anticipated, that a Fund will bear its proportionate share of the ETF’s fees and expenses, and that the ETF will lose money. ETFs are also subject to additional risks, including, among others, the risk that the market price of an ETF’s shares may trade above or below its NAV, the risk that an active trading market for an ETF’s shares may not develop or be maintained, the risk that trading of an ETF’s shares may be halted, and the risk that the ETF’s shares may be delisted from the listing exchange. A Fund will generally purchase and sell shares of ETFs in the secondary market and will be subject to these secondary market trading risks. Some ETFs engage in derivatives strategies and use leverage, and as a result their values can be highly volatile. It is possible that an ETF’s performance will diverge from the performance of any index or indexes it seeks to replicate. Because shares of ETFs may be actively traded, their values may be affected in unanticipated ways by the effects of supply and demand in the market for shares of ETFs, activities of short sellers, or unusual speculative activity in their shares. Some ETFs may experience periods of reduced liquidity due to restrictions on trading activity or due to a general lack of investor interest in the asset class represented by the ETF. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of an ETF may be purchased or redeemed directly from the ETF solely by Authorized Participants (“APs”) and only in aggregations of a specified number of shares (“Creation Units”). In addition, shares of ETFs may be purchased and sold in the secondary market at prevailing market prices. ETFs may have a limited number of financial institutions that act as APs. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders for Creation Units, and no other AP steps forward to create and redeem ETF shares, the ETF’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. When a Fund buys or sells ETF shares on an exchange, it may incur certain costs, including brokerage commissions, the “bid-ask spread,” and other charges.
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Sector Risk

If a Fund allocates a substantial amount of its assets to one or more particular industries or to particular economic, market, or industry sectors, then economic, business, regulatory, or other developments affecting issuers in those

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industries or sectors may affect the Fund adversely to a greater extent than if the Fund had invested more broadly. Examples might include investments in the technology, health care, or financial sectors or in one or more industries within those sectors. A substantial investment in one or more such industries or sectors has the potential to increase the volatility of a Fund’s portfolio, and may cause the Fund to underperform other mutual funds.
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Sovereign Debt Obligations Risk

Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. A governmental entity may default on its obligations or may require renegotiation or rescheduling of debt payments. Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is rated below investment grade (“junk” or “high yield” bonds). Sovereign debt risk may be greater for debt securities issued or guaranteed by emerging and/or frontier market countries. At times, certain emerging and frontier market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging and frontier market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness to the detriment of debtholders.
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Structured Notes Risk

Structured notes and other related instruments purchased by a Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market, index, or interest rate (“reference measure”). The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference measure. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by the Fund.
Structured notes may be positively or negatively indexed, so the appreciation of the reference measure may produce an increase or a decrease in the interest rate or the value of the principal at maturity. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of reference measures. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.
The purchase of structured notes exposes a Fund to the credit risk of the issuer of the structured product. Structured notes may also be more volatile, less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
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Tax-Sensitive Investing Risk

Certain Funds may hold or sell a security in order to achieve more favorable tax-treatment. A Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation, or interpretations. Additionally, a Fund’s intention to qualify and be eligible for treatment as a regulated investment company can limit its ability to implement such techniques or can require it to engage in transactions in which it would otherwise not engage, resulting in additional transaction costs and reducing the Fund’s return to shareholders. A Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.
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Tax Risk

Income from tax-exempt municipal obligations could be declared taxable because of changes in tax laws, adverse interpretations by the relevant taxing authority, court decisions, or the non-compliant conduct of the issuer of an

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obligation. If there is a determination that an issuer of a tax-exempt municipal obligation has not complied with applicable requirements, interest from the obligation could become subject to regular U.S. federal income tax, possibly retroactively to the date the obligation was issued, the value of the obligation could decline significantly, and all or a portion of a Fund’s distributions to shareholders could be recharacterized as taxable. Some of a Fund’s income distributions may be subject to regular U.S. federal income tax, and distributions of any capital gains generally will be subject to regular U.S. federal income tax. All or a portion of a Fund’s tax-exempt distributions may nevertheless be taken into account for purposes of the U.S. federal alternative minimum tax. In addition, distributions of a Fund’s income and capital gains maybe subject to non-U.S., state, and local taxes.
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U.S. Government Securities Risk

U.S. Government securities include a variety of securities that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported only by the right of the issuer to borrow from the U.S. Government. Securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are not supported by the full faith and credit of the U.S. Government and are supported only by the credit of the issuer itself. There is no assurance that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States. From time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt ceiling could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action (or lack thereof), is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of the entity will be adversely impacted. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability, or investment character of securities issued by these entities. Investments in these securities are also subject to, among other things, interest rate risk, prepayment risk, extension risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.
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U.S. Municipal Project-Specific Risk

Because certain Funds may invest a significant portion of their assets in obligations issued in one or more states and/or U.S. territories and in certain types of municipal or other obligations and/or in certain sectors, the value of these Funds’ shares may be affected by events that adversely affect that state, U.S. territory, sector, or type of obligation and may fluctuate more than that of a fund that invests more broadly. General obligation bonds issued by municipalities can be adversely affected by economic downturns and any resulting decline in tax revenues. Revenue bonds can be adversely affected by the negative economic viability of the facility or revenue source.
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Valuation Risk

A portion of a Fund’s assets may be valued at fair value pursuant to guidelines that have been approved by the Trustees. A Fund’s assets may be valued using prices provided by a

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pricing service or, alternatively, a broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. The Fund, or persons acting on its behalf, may determine a fair value of a security based on such other information as may be available to them. There can be no assurance that any fair valuation of an investment held by a Fund will in fact approximate the price at which the Fund might sell the investment at the time. Technological issues or other service disruption issues involving third-party service providers may limit the ability of the Fund to value its investment accurately or timely. To the extent a Fund sells a security at a price lower than the price it has been using to value the security, its NAV will be adversely affected. If a Fund has overvalued securities it holds, you may pay too much for the Fund’s shares when you buy into the Fund. If a Fund underestimates the price of its portfolio securities, you may not receive the full market value for your Fund shares when you sell.
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Variable and Floating Rate Securities Risk

Variable or floating rate securities are debt securities with variable or floating interest rates payments. Variable or floating rate securities bear rates of interest that are adjusted periodically according to formulae intended generally to reflect market rates of interest and allow a Fund to participate (determined in accordance with the terms of the securities) in increases in interest rates through upward adjustments of the coupon rates on the securities. However, during periods of increasing interest rates, changes in the coupon rates may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield.
In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage. The extent of increases and decreases in the values of derivative variable rate securities and the corresponding change to the NAV of a Fund in response to changes in market rates of interest generally may be larger than comparable changes in the value of an equal principal amount of a fixed-rate security having similar credit quality, redemption provisions, and maturity. The markets for such securities may be less developed and may have less liquidity than the markets for conventional securities.
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When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk

A Fund may purchase securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions involve a risk of loss if the value of the securities declines prior to the settlement date. These transactions may create investment leverage. Recently effective rules of the Financial Industry Regulatory Authority impose mandatory margin requirements for certain types of when-issued, TBA, or forward commitment transactions, with limited exceptions. Mandatory collateralization could increase the cost of such transactions and impose added operational complexity and may increase the credit risk of such transactions to a Fund.

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Management of the Funds
Investment Adviser
MML Investment Advisers, LLC (“MML Advisers”), a Delaware limited liability company, located at 1295 State Street, Springfield, Massachusetts 01111-0001, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. MML Advisers, formed in 2013, is a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”). Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement, and asset accumulation products and services for individuals and businesses. As of September 30, 2024, MML Advisers had assets under management of approximately $42.7 billion.
In 2024, the following Funds paid MML Advisers an investment management fee based on a percentage of each Fund’s average daily net assets as follows: 0.24% for the MassMutual Clinton Limited Term Municipal Fund, 0.35% for the MassMutual Clinton Municipal Fund, 0.48% for the MassMutual Clinton Municipal Credit Opportunities Fund, 0.65% for the Global Floating Rate Fund, 0.75% for the Global Credit Income Opportunities Fund, and 0.75% for the Emerging Markets Debt Blended Total Return Fund.
A discussion regarding the basis for the Trustees approving any investment advisory contract of the Funds is available in the Fund’s semi-annual report to shareholders for the period ended March 31, 2024 and in the Funds’ Form N-CSR for the fiscal year ended September 30, 2024.
Each Fund also pays MML Advisers an administrative and shareholder services fee to compensate it for providing general administrative services to the Funds and for providing or causing to be provided ongoing shareholder servicing to direct and indirect investors in the Funds. MML Advisers pays substantially all of the fee to third parties who provide shareholder servicing. The fee is calculated and paid based on the average daily net assets attributable to each share class of the Fund separately, and is paid at the following annual rates: a range from 0.05% to 0.10% for Class Y shares; a range from 0.02% to 0.10% for Class A shares; and a range from 0.00% to 0.03% for Class C shares. Class I shares do not pay any administrative and shareholder services fee.
Subadviser and Portfolio Managers
MML Advisers contracts with the following subadviser to help manage the Funds. Subject to the oversight of the Trustees, MML Advisers has the ultimate responsibility to oversee subadvisers and recommend their hiring, termination, and replacement. This responsibility includes, but is not limited to, analysis and review of subadviser performance, as well as assistance in the identification and vetting of new or replacement subadvisers. In addition, MML Advisers maintains responsibility for a number of other important obligations, including, among other things, board reporting, assistance in the annual advisory contract renewal process, and, in general, the performance of all obligations not delegated to a subadviser. MML Advisers also provides advice and recommendations to the Trustees, and performs such review and oversight functions as the Trustees may reasonably request, as to the continuing appropriateness of the investment objective, strategies, and policies of each Fund, valuations of portfolio securities, and other matters relating generally to the investment program of each Fund.
Barings LLC (“Barings”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 300 South Tryon Street, Charlotte, North Carolina 28202, manages the investments of the Global Floating Rate Fund, Global Credit Income Opportunities Fund, and Emerging Markets Debt Blended Total Return Fund. In addition, Baring International Investment Limited (“BIIL”) serves as sub-subadviser for the Global Floating Rate Fund, Global Credit Income Opportunities Fund, and Emerging Markets Debt Blended Total Return Fund and, subject to the supervision of Barings, is authorized to conduct securities transactions on behalf of the Funds. BIIL is a wholly-owned subsidiary of Barings and its address is 20 Old Bailey, London, EC4M 7BF, United Kingdom. Barings has provided investment advice to individual and institutional investors for more than 75 years and, with its subsidiaries, had assets under management as of September 30, 2024 of approximately $431 billion.
Ricardo Adrogué
is a Managing Director and the Head of, and a portfolio manager for, Barings’ Global Sovereign Debt and Currencies Group. Dr. Adrogué is the lead portfolio manager for Barings’ Emerging Markets Local Debt
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and Blended Total Return Debt strategies, and backup portfolio manager for Barings’ Emerging Markets Sovereign Hard Currency Debt strategy. Dr. Adrogué shares primary responsibility for the day-to-day management of the Emerging Markets Debt Blended Total Return Fund. Dr. Adrogué has worked in the industry since 1992 and his experience has encompassed portfolio management, economic strategy, and academia. Prior to joining Barings in 2013, Dr. Adrogué was at Cabezon Investment Group, LLC, as well as at Wellington Management Company, where he built a successful track record for the Emerging Markets Local Debt program and managed over $11 billion. Prior to that, Dr. Adrogué worked at the International Monetary Fund conducting inflation modeling work for central banks and was country desk for Brazil, Costa Rica, and Trinidad and Tobago. He also worked with Salomon Smith Barney/Citigroup as a vice president of markets and economic analysis, a senior economist and a strategist for Panama and Peru, and New York University as an adjunct professor of Latin American Economics.
Chris Ellis
is a Managing Director and a portfolio manager for Barings’ European High Yield Investments Group. Mr. Ellis shares primary responsibility for the day-to-day management of the Global Credit Income Opportunities Fund. His responsibilities include portfolio management for high yield bond and multi-asset credit strategies. Mr. Ellis has worked in the industry since 2011. Prior to joining Barings in 2013, Mr. Ellis worked for Deloitte on the Transaction Advisory Services team. Prior to this, Mr. Ellis worked within Assurance Services, focusing on the Banking and Capital Markets sector.
Sean Feeley, CFA
is a Managing Director and portfolio manager for Barings’ U.S. High Yield Investments Group. Mr. Feeley shares primary responsibility for the day-to-day management of the Global Floating Rate Fund and Global Credit Income Opportunities Fund. Mr. Feeley is also a member of Barings’ U.S. High Yield Investment Committee and Global High Yield Allocation Committee. His responsibilities include portfolio management of various high yield bond total return strategies. Mr. Feeley has worked in the industry since 1996, and his experience has encompassed the credit market across a variety of industries. Prior to joining Barings in 2003, he worked at Cigna Investment Management in project finance and at Credit Suisse in its leveraged finance group.
Oliver Harker-Smith
is a Managing Director and a portfolio manager for Barings’ European High Yield Investments Group. Mr. Harker-Smith shares primary responsibility for the day-to-day management of the Global Floating Rate Fund. His responsibilities include portfolio management for both CLO and total return funds. He also serves as a member of Barings’ European High Yield Investment Committee. Previously, he worked in leveraged finance syndicate and high yield sales and distribution. Mr. Harker-Smith has worked in the industry since 2005. Prior to joining Barings in 2010, Mr. Harker-Smith was at Barclays Capital, working on syndicating private equity buyouts in Europe, before concentrating on an investor coverage role, predominantly facilitating the primary distribution and secondary trading of loans and high yield bonds.
Cem Karacadag
is a Managing Director and the Head of, and a portfolio manager for, Barings’ Emerging Markets Sovereign Debt Group. Mr. Karacadag is the lead portfolio manager for Barings’ Emerging Markets Sovereign Debt strategy and backup portfolio manager for Barings’ Emerging Markets Local Debt and Blended Total Return strategies. Mr. Karacadag shares primary responsibility for the day-to-day management of the Emerging Markets Debt Blended Total Return Fund. Mr. Karacadag has worked in the industry since 1994 and his experience has encompassed sovereign credit analysis, macroeconomic policy research and advice, and emerging markets fixed income strategy. Prior to joining Barings in 2014, Mr. Karacadag was at OppenheimerFunds, where he worked on sovereign hard currency and local currency investments in Eastern Europe and Asia. Before Oppenheimer, Mr.Karacadag worked at Credit Suisse covering emerging market sovereigns in Asia and Latin America, and at the International Monetary Fund, where he focused on monetary policy instruments, exchange rate policy, and bank restructuring in China, Indonesia, and Eastern Europe. He also held positions at Standard & Poor’s and the Federal Reserve Bank of New York.
Natalia Krol
is a Managing Director and portfolio manager for Barings’ Emerging Markets Blended Total Return strategies. Ms. Krol shares primary responsibility for the day-to-day management of the Emerging Markets Debt Blended Total Return Fund. Ms. Krol is also a member of Barings’ Emerging Markets Corporate Debt Group, a research analyst for Barings’ Emerging Markets Corporate Debt Team, and is responsible
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for covering global metals & mining and energy corporates. Ms. Krol has worked in the industry since 2002. Prior to joining Barings in 2014, Ms. Krol was a Credit Analyst at Schroders Investment Management covering the natural resources and capital goods sectors across Emerging Markets, European High Yield, and Investment Grade markets. Prior to this, she was a European High Yield Research Analyst at Barclays Capital.
Omotunde Lawal, CFA
is a Managing Director and the Head of, and a portfolio manager for, Barings’ Emerging Markets Corporate Debt and EMEA Corporate Credit Groups. She is the lead portfolio manager for Barings’ Emerging Markets Corporate Debt, Emerging Markets Short Duration, and EMEA Investment Grade strategies. Ms. Lawal shares primary responsibility for the day-to-day management of the Global Credit Income Opportunities Fund. Ms. Lawal is also the chair of Barings’ Emerging Markets Corporate Investment Committee and a member of Barings’ Global High Yield Allocation Committee and Global Investment Grade Allocation Committee. Before her current role, Ms. Lawal was the Head of Barings’ EM Corporate Credit Research, with research coverage responsibilities for sectors such as real estate, LatAm energy, and LatAm infrastructure. Ms. Lawal has worked in the industry since 2000. Prior to joining Barings in 2014, Ms. Lawal was a portfolio manager at Cosford Capital Management, focusing on high yield and distressed LATAM and CEEMEA corporates. Prior to this, she was at Standard Bank, where she traded and invested in distressed and stressed emerging markets corporates in LATAM and CEEMEA for the Principal Trading Team. Earlier, Ms. Lawal worked at Barclays Capital and Deloitte & Touche/Arthur Andersen.
Casey McKinney
is a Managing Director and a portfolio manager for Barings’ U.S. High Yield Investments Group. Mr. McKinney shares primary responsibility for the day-to-day management of the Global Floating Rate Fund. His responsibilities include portfolio management for senior secured loan strategies and directing research efforts as the Head of Barings’ U.S. High Yield Research. Mr. McKinney is also a member of Barings’ U.S. High Yield Investment Committee. Previous experience at Barings includes various team leader and research analyst roles primarily focused on paper, packaging, and general industrial companies. Mr. McKinney has worked in the industry since 1998. Prior to joining Barings in 2005, Mr. McKinney worked for Bank of America as a Vice President in the Leveraged Finance Group where he focused on structuring and syndicating debt used for leveraging recapitalizations and buyouts. Before that, Mr. McKinney also worked on bridge financings and raising capital for distressed companies.
Brian Pacheco, CFA
is a Managing Director and a portfolio manager for Barings’ U.S. High Yield Investments Group. Mr. Pacheco shares primary responsibility for the day-to-day management of the Global Floating Rate Fund and Global Credit Income Opportunities Fund. Mr. Pacheco is also responsible for portfolio management for multi-asset credit, high yield bond, and senior secured loan strategies. Prior to his current role, Mr. Pacheco was the sector head for commodities and provided lead research coverage of the exploration and production and oilfield services segments within the energy industry. Mr. Pacheco has worked in the industry since 2000. Prior to joining Barings in 2018, Mr. Pacheco held senior investment analyst roles at UBS O’Connor LLC, Bardin Hill Investment Partners, and Chicago Fundamental Investment Partners. Before transitioning to the buy-side, Mr. Pacheco was employed by J.P. Morgan in both leveraged finance and industry coverage.
Scott Roth, CFA
is a Managing Director and the Head of, and a portfolio manager for, Barings’ Global High Yield Group. Mr. Roth shares primary responsibility for the day-to-day management of the Global Credit Income Opportunities Fund. Mr. Roth is also chair of Barings’ Global High Yield Allocation Committee and U.S. High Yield Investment Committee, as well as a portfolio manager for various high yield bond and multi-asset credit portfolios. Mr. Roth has worked in the industry since 1993, and his experience has encompassed fund management, underwriting, leveraged loans, and high yield. Prior to joining Barings in 2002, Mr. Roth was a Vice President at Webster Bank, was a high yield analyst at Times Square Capital Management, and was an underwriter at Chubb Insurance Company.
Chris Sawyer
is a Managing Director and the Head of, and a portfolio manager for, Barings’ European High Yield Investments Group. Mr. Sawyer shares primary responsibility for the day-to-day management of the Global Floating Rate Fund and Global Credit Income Opportunities Fund. Mr. Sawyer is also Chair of Barings’ European High Yield Investment Committee and a member of Barings’ Global High Yield Allocation
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Committee. His responsibilities include portfolio management of several loan, high yield bond, and multi-credit strategies. Mr. Sawyer has worked in the industry since 2005. Prior to joining Barings’ trading team in 2008, Mr. Sawyer was a member of Barings’ portfolio monitoring team, where he was responsible for the performance analysis of individual portfolio assets.
Clinton Investment Management, LLC (“Clinton”), a Delaware limited liability company located at 333 Ludlow Street, South Tower, 8th Floor, Stamford, Connecticut 06902, manages the investments of the MassMutual Clinton Limited Term Municipal Fund, MassMutual Clinton Municipal Fund, and MassMutual Clinton Municipal Credit Opportunities Fund. Clinton has been managing various municipal bond strategies since 2007. Clinton was founded in 2007 and has been a registered with the Securities and Exchange Commission (“SEC”) as an investment adviser since 2008. Clinton is majority owned and controlled by its Chief Executive Officer, Chief Investment Officer, and Founder, Andrew Clinton. As of September 30, 2024, Clinton managed approximately $3.41 billion in assets.
Andrew Clinton
is a portfolio manager of the MassMutual Clinton Limited Term Municipal Fund, MassMutual Clinton Municipal Fund, and MassMutual Clinton Municipal Credit Opportunities Fund. Mr. Clinton founded Clinton in 2007 and currently serves as its Chief Executive Officer, Chief Investment Officer, and Lead Portfolio Manager. Prior to founding Clinton, Mr. Clinton served as a Senior Portfolio Manager with UBS, where he began his career in 1993.
Mark Steffen
is a portfolio manager of the MassMutual Clinton Limited Term Municipal Fund, MassMutual Clinton Municipal Fund, and MassMutual Clinton Municipal Credit Opportunities Fund. Mr. Steffen joined Clinton in 2017 and serves as a Director and Portfolio Manager. Prior to joining Clinton, he served for three years as the Managing Director of Municipals with Academy Securities and, prior to that, eighteen years as a co-owner of Belle Haven Investments.
The Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the relevant Fund.
MML Advisers has received exemptive relief from the SEC to permit it to change subadvisers or hire new subadvisers for a number of the series of the Trust from time to time without obtaining shareholder approval. (In the absence of that exemptive relief, shareholder approval might otherwise be required.) Several other mutual fund companies have received similar relief. MML Advisers believes having this authority is important, because it allows MML Advisers to remove and replace a subadviser in a quick, efficient, and cost-effective fashion when, for example, the subadviser’s performance is inadequate or the subadviser no longer is able to meet a Trust series’ investment objective and strategies. Pursuant to the exemptive relief, MML Advisers will provide to a Fund’s shareholders, within 90 days of the hiring of a new subadviser, an information statement describing the new subadviser. MML Advisers will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, this exemptive relief is available to each Fund.
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About the Classes of Shares – I, Y, A, and C Shares
Choosing a Share Class.
Each Fund offers Class I, Class Y, and Class A shares. The Global Floating Rate Fund, Global Credit Income Opportunities Fund, and Emerging Markets Debt Blended Total Return Fund also offer Class C shares.
The only differences among the various classes are that (a) each class is subject to different expenses specific to that class, including any expenses under a Rule 12b-1 Plan and administrative and shareholder service expenses; (b) each class has a different class designation; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class has different exchange privileges. Not all of the classes of a Fund are available in every state.
Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial intermediary can help you decide which class of shares makes the most sense for you. A financial intermediary is entitled to receive compensation for purchases made through the financial intermediary. The Funds, the transfer agent, and MML Distributors, LLC (the “Distributor”) do not provide investment advice.
Investors may receive different levels of service in connection with investments in different classes of shares, and intermediaries may receive different levels of compensation in connection with selling different classes of shares. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the classes.
Fees and Expenses.
Different classes of shares are subject to different fees and expenses. A class’s fees and expenses will affect the performance of that class.
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Administrative and Shareholder Services Fee: Shares of all classes, except Class I shares, are subject to an administrative and shareholder services fee. This fee is described above under “Management of the Funds – Investment Adviser.”

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Servicing or Distribution Fees: Class A and Class C shares are subject to servicing or distribution fees paid under a Rule 12b-1 Plan. These fees are described below in “Distribution

Plan, Shareholder Servicing, and Payments to Intermediaries.”
For actual past expenses of each share class of each Fund, and for certain prior years, Barings Global Floating Rate Fund, Barings Global Credit Income Opportunities Fund, and Barings Emerging Markets Debt Blended Total Return Fund, see the “Financial Highlights” tables later in this Prospectus.
Purchasing Shares.
Different classes of shares are available to different investors and from different sources.
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Financial Intermediaries: Class I shares are offered primarily through various financial intermediaries, such as retirement plan recordkeepers, broker-dealers, financial institutions, and insurance companies.

Class Y shares are available through advisory or fee-based programs sponsored by a broker-dealer, financial institution, or other financial intermediary. Class I shares may also be made available through such advisory programs whose sponsor has entered into a written agreement with the Distributor or MML Advisers.
Class A and Class C shares are offered primarily through broker-dealers or financial institutions.
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Investment Accounts and Plans: Class I and Class A shares are available for purchase by insurance company separate investment accounts, qualified plans under Sections 401(a) and 401(k) of the Code, Code Section 403(b) and 457 plans, Code Section 501(c)(9) associations, non-qualified deferred compensation plans, and other institutional investors, including, but not limited to, endowments and foundations.

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Funds: Class I shares are available for purchase by mutual funds and collective trust funds.

•
Individual Retirement Accounts: Class A shares of any Fund may be purchased by individual retirement accounts described in Code Section 408.

A plan or institutional investor will be permitted to purchase Class I or Class A shares based upon the expected size (over time), servicing needs, or distribution or servicing costs for the plan or institutional investor as determined by the Distributor or a financial intermediary, as applicable.

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A financial intermediary may, by agreement with the Distributor or MML Advisers, make available to its plan or institutional clients or its advisory or fee-based program participants shares of one class or a limited number of classes of the Funds. An investor should consult its financial intermediary for information (including expense information) regarding the share class(es) the intermediary will make available for purchase by the investor.
At the discretion of the Distributor or MML Advisers, a shareholder who held shares of a Fund prior to February 1, 2024 may continue to be eligible to buy the same share class of the Fund even if such shareholder no longer satisfies the requirements above.
Additional Information Regarding the Classes of Shares.
Present and former officers, directors, trustees, and employees (and their eligible family members) of each Fund, MassMutual and its affiliates, and retirement accounts established for the benefit of such individuals, are permitted to purchase Class Y and Class A shares of each Fund.
Purchases of Class Y shares require an initial minimum investment of $100,000 and a subsequent minimum investment of $250; and purchases of Class A and Class C shares require an initial minimum investment of $1,000 and a subsequent minimum investment of $250. Class I shares do not have investment minimums and there are no initial or subsequent investment minimums for retirement plans. Purchases of $500,000 or more cannot be made in Class C shares.
Class Y shares are sold at the NAV per share without a sales charge through financial intermediaries that have agreements with MML Advisers or its affiliates or the Distributor for that purpose. A financial intermediary that buys Class Y shares for its customers’ accounts may impose charges on those accounts. The procedures for buying, selling, exchanging, and transferring a Fund’s other classes of shares (other than the time those orders must be received by the transfer agent) and some of the special account features available to investors buying other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging, or transferring Class Y shares must be submitted by a financial intermediary, not by its customers for whose benefit the shares are held.
Class I shares are only available to eligible institutional investors, as described in the “Purchasing Shares” section above, who trade through an omnibus, trust, or similar pooled account.
Class I shares are sold at the NAV per share without a sales charge. An institutional investor that buys Class I shares for its customers’ accounts may impose charges on those accounts. The procedures for buying, selling, exchanging, and transferring each Fund’s other classes of shares (other than the time those orders must be received by the transfer agent), and most of the special account features available to investors buying other classes of shares, do not apply to Class I shares.

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Sales Charges by Class
Class A Shares
Front-end Sales Charges
Class A shares are sold at their offering price, which is normally NAV plus a front-end sales charge. However, in some cases, as described below, purchases are not subject to a front-end sales charge, and the offering price will be the NAV. In other cases, reduced front-end sales charges may be available, as described below. Out of the amount you invest, the Fund receives the NAV to invest for your account.
The front-end sales charge varies depending on the amount of your purchase. Shares you purchase with reinvested dividends or other distributions are not subject to a front-end sales charge. A portion of the front-end sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire front-end sales charge as a concession to dealers. The current front-end sales charge rates and concessions paid to dealers and brokers are as follows:
Front-End Sales Charge (As a Percentage of Offering Price)/ Front-End Sales Charge (As a Percentage of Net Amount Invested)/ Concession (As a Percentage of Offering Price) for Different Purchase Amounts:
Price Breakpoints	General Equity		General Taxable Bond		Shorter- Term Bond		Municipal Bond
Less than $25,000	5.50	%/	4.25	%/	2.50	%/	2.50	%/
	5.82	%/	4.44	%/	2.56	%/	2.56	%/
	4.50%		3.50%		2.00%		2.00%
$25,000 – $49,999	5.25	%/	4.25	%/	2.25	%/	2.25	%/
	5.54	%/	4.44	%/	2.30	%/	2.30	%/
	4.25%		3.50%		1.75%		1.75%
$50,000 – $99,999	4.50	%/	4.00	%/	2.00	%/	2.00	%/
	4.71	%/	4.17	%/	2.04	%/	2.04	%/
	3.50%		3.25%		1.50%		1.50%
$100,000 – $249,999	3.50	%/	3.00	%/	1.75	%/	1.75	%/
	3.63	%/	3.09	%/	1.78	%/	1.78	%/
	2.50%		2.25%		1.25%		1.25%
$250,000 – $499,999	2.25	%/	1.75	%/	1.50	%/	None	/
	2.30	%/	1.78	%/	1.52	%/	None	/
	1.75%		1.50%		1.00%		1.00%
$500,000 – $999,999	1.75	%/	1.25	%/	1.25	%/	None	/
Price Breakpoints	General Equity		General Taxable Bond		Shorter- Term Bond		Municipal Bond
	1.78	%/	1.27	%/	1.27	%/	None	/
	1.10%		1.00%		1.00%		1.00%
$1,000,000 – $4,999,999	None	/	None	/	None	/	None	/
	None	/	None	/	None	/	None	/
	1.00%		1.00%		0.50%		1.00%
$5,000,000 or more	None	/	None	/	None	/	None	/
	None	/	None	/	None	/	None	/
	0.50%		0.50%		0.50%		0.50%
Contingent Deferred Sales Charges for Class A Shares
There is no front-end sales charge on purchases of Class A shares of any one or more of the Funds aggregating $250,000 or more or $1 million or more (or $500,000 or more for holders of Class A shares of the Global Floating Rate Fund, Global Credit Income Opportunities Fund, and Emerging Markets Debt Blended Total Return Fund prior to February 1, 2024) and the Distributor pays dealers of record concessions in an amount equal to 1.00% or 0.50% of these purchases, as shown in the above table. The concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.
If you redeem any of those shares within a holding period of 18 months from the date of their purchase, a contingent deferred sales charge of 1.00% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the transfer agent or another intermediary of your eligibility for the waiver when you place your redemption request). The 18-month period begins on the day the purchase is made.
Prior to the thirteenth month, the Distributor will retain distribution and service fees described in the “Distribution Plan, Shareholder Servicing, and Payments to Intermediaries” section.
Class C Shares
Front-end Sales Charges
Your purchases of Class C shares are made at the NAV per share for Class C shares.

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Contingent Deferred Sales Charges for Class C Shares
Although Class C shares have no front-end sales charge, they carry a contingent deferred sales charge of 1.00% that is applied to shares sold within the first year after they are purchased. After holding Class C shares for one year, you may sell them at any time without paying a contingent deferred sales charge. The Distributor pays your financial intermediary an up-front commission of 1.00% on sales of Class C shares.
Conversion of Certain Class C Shares
Class C shares held through a financial intermediary in an omnibus account will be converted into Class A shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, for example, when shares are invested through retirement plans or omnibus accounts, a financial intermediary may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares. Thus, the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods. In these circumstances, a Fund may not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or its financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. For clients of financial intermediaries, it is the financial intermediary’s responsibility (and not the Funds’) to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature. In addition, for shareholders invested in Class C shares through a financial intermediary, Class C shares may be automatically exchanged for Class A shares of the Fund under the policies of the financial intermediary, as described in Appendix A of this
Prospectus. It is solely the responsibility of the respective financial intermediary to administer and support such transactions. Please consult your financial intermediary for more information.
Contingent Deferred Sales Charges for Class A and Class C Shares
As described above, certain investments in Class A and Class C shares are subject to a contingent deferred sales charge. You will pay the contingent deferred sales charge only on shares you redeem within the prescribed amount of time after purchase.The contingent deferred sales charge will be based on the lesser of the NAV of the redeemed shares at the time of redemption or the original NAV. For purposes of calculating the contingent deferred sales charge, the start of the holding period is the date on which the purchase is made. A contingent deferred sales charge is not imposed on:
•
the amount of your account value represented by an increase in NAV over the initial purchase price,

•
shares purchased by the reinvestment of dividends or capital gains distributions, or

•
shares redeemed in the special circumstances described below.

To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
1.
shares acquired by reinvestment of dividends and capital gains distributions, and

2.
shares held the longest.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of any other Fund. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the Fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the acquired Fund.
In certain circumstances, contingent deferred sales charges may be waived, as described below and in the SAI.

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Sales Charge Waivers and Discounts by Class
Waivers of Class A Front-end Sales Charges
The Class A front-end sales charges will be waived for shares purchased in the following types of transactions:
•
Purchases into insurance company separate investment accounts.

•
Purchases into retirement plans or other employee benefit plans.

•
Purchases of Class A shares aggregating $250,000 or more or $1 million or more (or $500,000 or more for holders of Class A shares of the Global Floating Rate Fund, Global Credit Income Opportunities Fund, and Emerging Markets Debt Blended Total Return Fund prior to February 1, 2024), as shown in the table above in the previous section, of any one or more of the Funds.

•
Purchases into accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•
Purchases into accounts for which no sales concession is paid to any broker-dealer or other financial intermediary at the time of sale.

•
Shares sold to MassMutual or its affiliates.

•
Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual, MML Advisers, or the Distributor for that purpose.

•
Shares issued in plans of reorganization to which the Fund is a party.

•
Shares sold to present or former officers, directors, trustees, or employees (and their “immediate families(1)”) of the Fund, MassMutual, and its affiliates.

•
Shares sold to a portfolio manager of the Fund.

Waivers of Class A Contingent Deferred Sales Charges
The Class A contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.
A. Waivers for Redemptions in Certain Cases.

(1)
The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces, and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

The Class A contingent deferred sales charges will be waived for redemptions of shares in the following cases:
•
Redemptions from insurance company separate investment accounts.

•
Redemptions from retirement plans or other employee benefit plans.

•
Redemptions from accounts other than retirement plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

•
Redemptions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•
Redemptions from accounts for which no sales concession was paid to any broker-dealer or other financial intermediary at the time of sale.

•
Redemptions of Class A shares under an automatic withdrawal plan from an account other than a retirement plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

•
In the case of an IRA, to make distributions required under a divorce or separation agreement described in Section 71(b) of the Code.

B. Waivers for Shares Sold or Issued in Certain Transactions.
The contingent deferred sales charge is also waived on Class A shares sold or issued in the following cases:
•
Shares sold to MassMutual or its affiliates.

•
Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual, MML Advisers, or the Distributor for that purpose.

•
Shares issued in plans of reorganization to which the Fund is a party.

•
Shares sold to present or former officers, directors, trustees, or employees (and their “immediate families(1)”) of the Fund, MassMutual, and its affiliates.

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•
Shares sold to a present or former portfolio manager of the Fund.

Reduced Class A Sales Charges for Larger Investments
You may pay a lower sales charge when purchasing Class A shares through Rights of Accumulation, which work as follows: if the combined value (determined at the current public offering price) of your accounts in all classes of shares of a Fund and other MassMutual Funds maintained by you, your spouse, or your minor children, together with the value (also determined at the current public offering price) of your current purchase, reaches a sales charge discount level (according to the above chart), your current purchase will receive the lower sales charge, provided that you have notified the Distributor and your financial intermediary, if any, in writing of the identity of such other accounts and your relationship to the other account holders and submitted information (such as account statements) sufficient to substantiate your eligibility for a reduced sales charge. Such reduced sales charge will be applied upon confirmation of such shareholders’ holdings by the Fund’s transfer agent. A Fund may terminate or amend this Right of Accumulation at any time without notice. You may also pay a lower sales charge when purchasing Class A shares and shares of other MassMutual Funds by signing a Letter of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $100,000 within 13 months. If your Letter of Intent purchases are not completed within 13 months, your account will be adjusted by redemption of the amount of shares needed to pay the higher front-end sales charge level for the amount actually purchased. Upon your request, a Letter of Intent may reflect purchases within the previous 90 days. See the SAI for additional information about this privilege. In addition, certain investors may purchase shares at no sales charge or at a reduced sales charge. For example, Class A shares are offered at no sales charge to investors who are clients of financial intermediaries who have entered into an agreement with the Distributor to offer Fund shares through self-directed investment brokerage accounts without charging transaction fees to their clients or through other platforms. See Appendix A of this Prospectus and the SAI for a description of this and other situations in which sales charges are reduced or waived. Information regarding reduced sales charges can be found on the MassMutual website at https://www.massmutual.com/product-performance/mutual-funds.
Availability of Sales Charge Waivers and Discounts
The availability of sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The Funds’ sales charge waivers and discounts in this Prospectus are available for qualifying purchases made directly from the Distributor and are generally available through financial intermediaries unless otherwise specified in Appendix A and the SAI or by that financial intermediary. Certain sales charge waivers and discounts available through other financial intermediaries are set forth in Appendix A to this Prospectus and the SAI, which may differ from those available for purchases made directly from the Distributor or certain other financial intermediaries, Please contact your financial intermediary for more information regarding sales charge waivers and discounts available to you and the financial intermediary’s policies and procedures.

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Distribution Plan, Shareholder Servicing, and Payments to Intermediaries
Shares of all classes of the Funds, other than Class A shares, are sold without a front-end sales charge, and none of the Funds’ shares, other than Class A and Class C shares, are subject to a deferred sales charge. Class A shares are sold at NAV per share plus any front-end sales charge.
Rule 12b-1 fees.
The Funds have adopted a Rule 12b-1 Plan (the “Plan”). Under the Plan, a Fund may make payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares, and up to 1.00% of the average daily net assets attributable to its Class C shares. The Plan is a compensation plan, under which the Funds make payments to the Distributor for the services it provides and for the expenses it bears in connection with the distribution of Class A and Class C shares, and for the servicing of Class A and Class C shareholders. Because Rule 12b-1 fees are paid out of the Funds’ Class A and Class C assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales loads. All Class A and Class C shareholders share in the expense of Rule 12b-1 fees paid by those classes. A Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.
Shareholder servicing payments.
MML Advisers pays all or a portion of the administrative and shareholder services fee it receives from each Fund, as described above under “Management of the Funds – Investment Adviser,” to intermediaries as compensation for, or reimbursement of expenses relating to, services provided to shareholders of the Funds.
Payments to intermediaries.
The Distributor and MML Advisers may make payments to financial intermediaries for distribution and/or shareholder services provided by them. Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisers, banks, and insurance companies. In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual shareholder reports, semi-annual shareholder reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.
The Distributor and MML Advisers may retain a portion of the Rule 12b-1 payments and/or shareholder servicing payments received by them, or they may pay the full amount to intermediaries. Rule 12b-1 fees may be paid to financial intermediaries in advance for the first year after Class A and Class C shares are sold. After the first year, those fees will be paid on a quarterly basis.
The compensation paid to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The amount of continuing compensation paid to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.
Additional information.
The Distributor may directly, or through an affiliate, pay a sales concession of up to 1.00% of the purchase price of Class Y, Class A, and Class C shares to broker-dealers or other financial intermediaries at the time of sale. However, the total amount paid to broker-dealers or other financial intermediaries at the time of sale,

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including any advance of Rule 12b-1 service fees or shareholder services fees, may not be more than 1.00% of the purchase price.
In addition to the various payments described above, MML Advisers in its discretion may directly, or through an affiliate, pay up to 0.35% of the amount invested to intermediaries who provide services on behalf of shareholders of the Funds. This compensation is paid by MML Advisers from its own assets. The payments will be based on criteria established by MML Advisers and will be paid quarterly, in arrears.
The Distributor, MML Advisers, or MassMutual may also directly, or through an affiliate, make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents, and other service providers, that relate to the sale of shares of the Funds or certain of MassMutual’s variable annuity contracts for which the Funds are underlying investment options. This compensation may take the form of:
•
Payments to administrative service providers that provide enrollment, recordkeeping, and other services to pension plans;

•
Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain broker-dealers, administrative service providers, and MassMutual insurance agents;

•
Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing, or other services provided to promote awareness of MassMutual’s products;

•
Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms or with other marketing or administrative services; and

•
Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts or the Funds, such as educational seminars and training or pricing services.

In some instances, compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority.
These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries.
These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

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Buying, Redeeming, and Exchanging Shares
The Funds sell their shares at a price equal to their NAV plus any front-end sales charge that applies (see “Determining Net Asset Value” below). The Funds have authorized one or more broker-dealers or other intermediaries to receive purchase orders on their behalf. Such broker-dealers or other intermediaries may themselves designate other intermediaries to receive purchase orders on the Funds’ behalf. Your purchase order will be priced at the next NAV calculated after your order is received in good order by the transfer agent, MML Advisers, such a broker-dealer, or another intermediary authorized for this purpose. If you purchase shares through a broker-dealer or other intermediary, then, in order for your purchase to be based on a Fund’s next determined NAV, the broker-dealer or other intermediary must receive your request before the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time), and the broker-dealer or other intermediary must subsequently communicate the request properly to the Funds. Shares purchased through a broker-dealer or other intermediary may be subject to transaction and/or other fees. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if they believe it is in their best interest.
The Funds have authorized one or more broker-dealers or other intermediaries to receive redemption requests on their behalf. Such broker-dealers or other intermediaries may themselves designate other intermediaries to receive redemption requests on the Funds’ behalf. The Funds redeem their shares at their next NAV computed after your redemption request is received by the transfer agent, MML Advisers, such a broker-dealer, or another intermediary. If you redeem shares through a broker-dealer or other intermediary, then, in order for your redemption price to be based on a Fund’s next determined NAV, the broker-dealer or other intermediary must receive your request before the close of regular trading on the NYSE, and the broker-dealer or other intermediary must subsequently communicate the request properly to the Funds. Shares redeemed through a broker-dealer or other intermediary may be subject to transaction and/or other fees. You will usually receive payment for your shares within seven days after your redemption request is received in good order. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. Under unusual circumstances, the Funds can also suspend or postpone payment, when permitted by applicable law and regulations. The Funds’ transfer agent may temporarily delay for more than seven days the disbursement of redemption proceeds from the Fund account of a “Specified Adult” (as defined in Financial Industry Regulatory Authority Rule 2165) based on a reasonable belief that financial exploitation of the Specified Adult has occurred, is occurring, has been attempted, or will be attempted, subject to certain conditions. Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash. Under stressed market conditions, a Fund may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time. To the extent consistent with applicable laws and regulations, the Funds reserve the right to satisfy all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions), under both normal and stressed market conditions. Some Funds may be limited in their ability to use assets other than cash to meet redemption requests due to restrictions on ownership of their portfolio assets. The securities distributed in an in-kind redemption will be valued in the same manner as they are valued for purposes of computing the Fund’s NAV. These securities are subject to market risk until they are sold and may increase or decrease in value prior to converting them into cash. You may incur brokerage and other transaction costs, and could incur a taxable gain or loss for income tax purposes when converting the securities to cash.
The USA PATRIOT Act may require a Fund, a financial intermediary, or its authorized designee to obtain certain personal information from you which will be used to verify your identity. If you do not provide the information, it may not be possible to open an account. If a Fund, a financial intermediary, or authorized designee is unable to

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verify your customer information, the Fund reserves the right to close your account or to take such other steps as it deems reasonable.
Risk of Substantial Redemptions.
If substantial numbers of shares in a Fund were to be redeemed at the same time or at approximately the same time, the Fund might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. A Fund might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them, resulting in a reduction in the Fund’s NAV; in addition, a substantial reduction in the size of a Fund may make it difficult for the investment adviser or subadviser to execute its investment program successfully for the Fund for a period following the redemptions. Similarly, the prices of the portfolio securities of a Fund might be adversely affected if one or more other investment accounts managed by the investment adviser or subadviser in an investment style similar to that of the Fund were to experience substantial redemptions and those accounts were required to sell portfolio securities quickly or at an inopportune time.
Exchanges
Generally, you can exchange shares of one Fund for the same class of shares of another MassMutual Fund, except as noted below and, with respect to certain series of the MassMutual Premier Funds, in those cases when exchanges are not permitted, as described in the applicable Prospectus under “Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004.” Any share class of another MassMutual Fund may be exchanged for Class R5 shares of the MassMutual U.S. Government Money Market Fund. If Class R5 shares of the MassMutual U.S. Government Money Market Fund are exchanged for Class A shares of another MassMutual Fund or Class L shares of the MassMutual Short-Duration Bond Fund, any sales charge applicable to those Class A or Class L shares, as applicable, will typically apply. For individual retirement accounts described in Code Section 408, Class R5 shares of the MassMutual U.S. Government Money Market Fund may only be exchanged for Class A shares of another MassMutual Fund (in which case any sales charge applicable to those Class A shares will typically apply), Class R4 shares of the MassMutual Total Return Bond Fund and MM S&P 500® Index
Fund may only be exchanged for Class A shares of another MassMutual Fund (in which case any sales charge applicable to those Class A shares will typically apply), and Class A shares of any other MassMutual Fund may, with respect to the MassMutual Total Return Bond Fund and MM S&P 500 Index Fund, only be exchanged for Class R4 shares. Class L shares of the MassMutual Short-Duration Bond Fund may be exchanged for Class A shares of any other MassMutual Fund. Class A shares of the Global Floating Rate Fund, Global Credit Income Opportunities Fund, and Emerging Markets Debt Blended Total Return Fund may, with respect to the MassMutual Short-Duration Bond Fund, only be exchanged for Class L shares. An exchange is treated as a sale of shares in one MassMutual Fund and a purchase of shares in another MassMutual Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MML Advisers, a broker-dealer, or another intermediary authorized for this purpose. You can only exchange into shares of another MassMutual Fund if you meet any qualification requirements of the MassMutual Fund into which you seek to exchange (for example, shares of some MassMutual Funds are not available to purchasers through certain investment channels, and some may be available only to certain types of shareholders). In addition, in limited circumstances, such as those described above, for certain MassMutual Funds the share class available for exchange may not be the same share class as the MassMutual Fund from which you are exchanging. Exchange requests involving a purchase into any MassMutual Fund (except the MassMutual Clinton Limited Term Municipal Fund, MassMutual Clinton Municipal Fund, MassMutual Clinton Municipal Credit Opportunities Fund, Global Floating Rate Fund, Global Credit Income Opportunities Fund, Emerging Markets Debt Blended Total Return Fund, MassMutual Total Return Bond Fund, MassMutual U.S. Government Money Market Fund, MassMutual Inflation-Protected and Income Fund, MassMutual Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual Short-Duration Bond Fund, and MassMutual High Yield Fund), however, will not be accepted if you have already made a purchase followed by a redemption involving the same MassMutual Fund within the last 60 days. This restriction does not apply to rebalancing trades executed by any of the MassMutual Select T. Rowe Price Retirement Funds and MassMutual Target Allocation Funds.

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This restriction also does not apply to exchanges made pursuant to certain asset allocation programs, systematic exchange programs, and dividend exchange programs. If you place an order to exchange shares of one MassMutual Fund for another through a broker-dealer or other intermediary then, in order for your exchange to be effected based on the MassMutual Fund’s next determined NAVs, the broker-dealer or other intermediary must receive your request before the close of regular trading on the NYSE, and the broker-dealer or other intermediary must subsequently communicate the request properly to the MassMutual Funds.
Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict, or refuse exchange purchases, if, in the opinion of MML Advisers:
•
you have engaged in excessive trading;

•
a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•
a pattern of exchanges occurs which coincides with a market timing strategy; or

•
the Fund would be unable to invest the funds effectively based on its investment objectives and policies or if the Fund would be adversely affected.
The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.
The Funds do not accept purchase, redemption, or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday, and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.
Transaction Orders by Telephone and in Writing
In general, you may purchase, exchange, or sell (redeem) shares on any business day through your financial intermediary or by contacting the transfer agent in writing or by telephone (“MassMutual Advantage Funds – (Fund Name),” Attn: Transfer Agent, P.O. Box 219606, Kansas City, MO 64121-9606 or by telephone: 1-855-439-5459).

How to Invest
Outlined below are various methods for buying shares of the Funds:
Method	Instructions
Through your financial intermediary	Your financial intermediary can help you establish your account and buy shares on your behalf. To receive the current trading day’s price, your financial intermediary must receive your request in good order prior to the close of regular trading on the New York Stock Exchange, usually 4:00 p.m., Eastern time. Your financial intermediary may charge you fees for executing the purchase for you.
By exchange	You or your financial intermediary may acquire shares of a Fund for your account by exchanging shares you own in certain other funds advised by MML Advisers for shares of the same class of a Fund, subject to the conditions described in “Exchanges” above. In addition, you or your financial intermediary may exchange shares of a class of a Fund you own for shares of a different class of the same Fund, subject to the conditions described in “Exchanges.” To exchange, send written instructions to the applicable Fund, at the address noted below(1) or call 1-855-439-5459.
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Method	Instructions
By wire
You may purchase shares of a Fund by wiring money from your bank account to your Fund account. Prior to sending wire transfers, please contact Shareholder Services at 1-855-439-5459 for specific wiring instructions and to facilitate prompt and accurate credit upon receipt of your wire.
To receive the current trading day’s price, your wire, along with a valid account number, must be received in your Fund account prior to the close of regular trading on the New York Stock Exchange, usually 4:00 p.m., Eastern time.
If your initial purchase of shares is by wire, you must first complete a new account application and promptly mail it to MassMutual Advantage Funds – (Fund Name), at the address noted below.(1) After completing a new account application, please call 1-855-439-5459 to obtain your account number. Please include your account number on the wire.

By electronic funds transfer via an automated clearing house (“ACH”) transaction(2)	You may purchase shares of a Fund by electronically transferring money from your bank account to your Fund account by calling 1-855-439-5459. An electronic funds transfer may take up to two business days to settle and be considered in good order. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
By check	To purchase shares of a Fund by check, make your check payable to ‘MassMutual Advantage Funds’. Your checks should include the fund name which you would like to purchase along with your account number (if previously established). Your request should be mailed to the address listed below.(1) The Funds will accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents, or payments in foreign currencies are not acceptable forms of payment.

(1)
Regular Mail: “MassMutual Advantage Funds – (Fund Name),” Attn: Transfer Agent, P.O. Box 219606, Kansas City, MO 64121-9606

Overnight Mail: “MassMutual Advantage Funds – (Fund Name),” Attn: Transfer Agent, 430 W 7th Street, Suite 219606, Kansas City, MO 64105-1407
(2)
The redemption of shares purchased by ACH transaction is subject to certain limitations (see “Redemption of Shares”). Any purchase by ACH transaction that does not clear may be cancelled, and the investor will be responsible for any associated expenses and losses to the applicable Fund.

Cost Basis Reporting
In the case of individuals holding shares in a Fund directly, upon the redemption or exchange of shares in a Fund, the Fund or, if a shareholder purchased shares through a financial intermediary, the financial intermediary generally will be required to provide the shareholder and the Internal Revenue Service (“IRS”) with cost basis and certain other related tax information about the
Fund shares redeemed or exchanged. Please contact the Funds by calling 1-888-309-3539 or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax adviser to determine which available cost basis method is best for you.

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Frequent Trading Policies
Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds discourage, and do not accommodate, excessive trading and/or market timing activity. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions, in turn, can result in increased expenses and can have an adverse effect on Fund performance.
The Trustees, on behalf of the Funds, have approved the policies and procedures adopted by MML Advisers to help identify those individuals or entities MML Advisers determines may be engaging in excessive trading and/or market timing activities. MML Advisers monitors trading activity to uniformly enforce its procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MML Advisers’ efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MML Advisers will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.
The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MML Advisers, in their sole discretion, to be excessive in nature, certain account-related privileges, such as the ability to place purchase, redemption, and exchange orders over the internet, may be suspended for such account.
Omnibus Account Limitations. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and other financial intermediaries such as broker-dealers, advisers, and third-party administrators. Not all omnibus accounts apply the policies and procedures adopted by the Funds and MML Advisers. Some omnibus accounts may have different or less restrictive policies and procedures regarding frequent trading, or no trading restrictions at all. If you hold your Fund shares through an omnibus account, that financial intermediary may impose its own restrictions or limitations to discourage excessive trading and/or market timing activity. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply. The Funds’ ability to identify and deter excessive trading and/or market timing activities through omnibus accounts is limited, and the Funds’ success in accomplishing the objectives of the policies concerning frequent trading of Fund shares in this context depends significantly upon the cooperation of the financial intermediaries. Because the Funds receive these orders on an aggregated basis and because the omnibus accounts may trade with numerous fund families with differing frequent trading policies, the Funds are limited in their ability to identify or deter those individuals or entities that may be engaging in excessive trading and/or market timing activities. While the Funds and MML Advisers encourage those financial intermediaries to apply the Funds’ policies to their customers who invest indirectly in the Funds, the Funds and MML Advisers may need to rely on those intermediaries to monitor trading in good faith in accordance with its or the Funds’ policies, since individual trades in omnibus accounts are often not disclosed to the Funds. While the Funds will generally monitor trading activity at the omnibus account level to attempt to identify excessive trading and/or market timing activity, reliance on intermediaries increases the risk that excessive trading and/or market timing activity may go undetected. If evidence of possible excessive trading and/or market timing activity is observed by the Funds, the financial intermediary that is the registered owner will be asked to review the account activity, and to confirm to the Funds that appropriate action has been taken to limit any excessive trading and/or market timing activity.

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Determining Net Asset Value
The NAV of each Fund’s shares is determined once daily as of the close of regular trading on the NYSE, on each Business Day. A “Business Day” is every day the NYSE is open. The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the Business Day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. The NYSE currently is not open for trading on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Fund calculates the NAV of each of its classes of shares by dividing the total value of the assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class that are outstanding. On holidays and other days when the NYSE is closed, each Fund’s NAV generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of OTC securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing NAVs as reported on each Business Day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Trustees have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be

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subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next Business Day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their NAVs. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each Business Day.
The Funds’ valuation methods are also described in the SAI.

Taxation and Distributions
Each Fund has elected (or intends to elect) to qualify each year for treatment as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund will not be subject to U.S. federal income taxes on its ordinary income and net realized capital gains that are distributed in a timely manner to its shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders. In addition, a Fund that fails to distribute at least 98% of its ordinary income for a calendar year and 98.2% of its capital gain net income recognized during the one-year period ending October 31 plus any retained amount from the prior year generally will be subject to a non-deductible 4% excise tax on the undistributed amount.
Certain investors, including most tax-advantaged plan investors, may be eligible for preferential U.S. federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or in connection with a life insurance company separate investment account, should consult its tax advisers about the U.S. federal, state, local, and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities in shares of a Fund.
Investors are generally subject to U.S. federal income taxes on distributions (other than exempt-interest dividends, as described below) received in respect of their shares. Distributions are taxed to investors in the manner described herein whether distributed in cash or additional shares of the Fund. Taxes on distributions of capital gains are determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than by how long the shareholder held the shares. Distributions of a Fund’s ordinary income and short-term capital gains (i.e., gains from capital assets held for one year or less) are taxable to a shareholder as ordinary income. Certain dividends may be eligible for the dividends-received deduction for corporate shareholders to the extent they are reported as such. Dividends properly reported as capital gain dividends (relating to gains from the sale of capital assets held by a Fund for more than one year) are taxable in the hands of an investor as long-term capital gain includible in net capital gain and taxed to individuals at reduced rates. Distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding period and other requirements are met at both the shareholder and Fund level.

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Distributions from REITs generally do not qualify as qualified dividend income. Funds investing primarily in fixed income instruments generally do not expect a significant portion of their distributions to be derived from qualified dividend income.
If at least 50% of the value of the total assets of a Fund consists of obligations the interest on which is exempt from U.S. federal income tax under certain provisions of the Code, then the Fund may be able to “pass through” to its shareholders the tax-exempt character of such income from such obligations via “exempt-interest dividends.” The MassMutual Clinton Limited Term Municipal Fund, MassMutual Clinton Municipal Fund, and MassMutual Clinton Municipal Credit Opportunities Fund intend to so qualify (each such Fund, a Tax-Exempt Fund). An investment in a Tax-Exempt Fund may result in federal alternative minimum tax for shareholders subject to such tax.
The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts, and estates to the extent their income exceeds certain threshold amounts. For this purpose “net investment income” generally includes: (i) distributions paid by a Fund, including any capital gain dividends (but excluding exempt-interest dividends), and (ii) net capital gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of a Fund. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund.
The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends, and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid by the shareholder for his or her shares.
Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute at least annually substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryforwards. For each Fund, except with respect to any capital gains, the Fund intends to declare a dividend daily and to pay out any dividends to shareholders at least monthly. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s NAV on the first Business Day after the record date for the distribution, at the option of the shareholder. A shareholder that itself qualifies as a regulated investment company is permitted to report a portion of its distributions as “qualified dividend income,” provided certain requirements are met.
Any gain resulting from an exchange or redemption of an investor’s shares in a Fund will generally be subject to tax as long-term or short-term capital gain. A loss incurred with respect to the disposition of shares of a Fund held for six months or less will generally be disallowed to the extent of exempt-interest dividends received by the shareholder with respect to the shares, and will be treated as a long-term capital loss to the extent of long-term capital gains dividends received with respect to such shares.
A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of a Fund, other than a Fund that makes the election referred to below, generally will not be entitled to claim a credit or deduction with respect to such foreign taxes. If more than 50% of a Fund’s assets at taxable year end consists of the securities of foreign corporations, the Fund may be able to elect to “pass through” to its shareholders foreign income taxes that it pays directly or, under certain circumstances, indirectly through its investments in ETFs or other investment companies that are regulated investment companies for U.S. federal income tax purposes. If any Fund makes this election, a shareholder of the Fund must include its share of those taxes in gross income as a distribution from the Fund and the shareholder will be allowed to claim a credit (or a deduction, if the shareholder itemizes deductions) for such amounts on its U.S. federal tax return subject to certain limitations. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit

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from any tax credit or deduction passed through by a Fund. A shareholder that itself qualifies for treatment as a regulated investment company and that qualifies as a “qualified fund of funds” may elect to pass through to its shareholders a tax credit or deduction passed through by a Fund.
In addition, a Fund’s investments in foreign securities, fixed income securities, derivatives, or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, amount, or character of the Fund’s distributions.
Certain of a Fund’s investments, including certain debt instruments, could cause the Fund to recognize taxable income in excess of the cash generated by such investments; a Fund could be required to sell other investments, including when not otherwise advantageous to do so, in order to make required distributions.
Distributions by a Fund to shareholders that are not “United States persons” within the meaning of the Code (“foreign persons”) properly reported by the Fund as (i) capital gain dividends, (ii) “interest-related dividends” (i.e., U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder), (iii) “short-term capital gain dividends” (i.e., net short-term capital gains in excess of net long-term capital losses), and (iv) exempt-interest dividends, in each case to the extent such distributions were properly reported as such by the Fund generally are not subject to withholding of U.S. federal income tax except that exempt-interest dividends may be subject to backup withholding. Distributions by a Fund to foreign persons other than capital gain dividends, interest-related dividends, short-term capital gain dividends, and exempt-interest dividends generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Foreign persons should refer to the SAI for further information, and should consult their tax advisors as to the tax consequences to them of owning Fund shares.
The discussion above is very general. Shareholders should consult their tax advisers for more information about the effect that an investment in a Fund could have on their own tax situations, including possible U.S. federal, state, local, and foreign taxes. Also, as noted above, this discussion does not apply to Fund shares held through tax-advantaged retirement plans.

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Financial Highlights
The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, are included in the Funds’ Form N-CSR for the fiscal year ended September 30, 2024, and are incorporated by reference into the SAI, and are available upon request.

MassMutual Clinton Limited Term Municipal Fund
		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)c,j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total returnm,z	Net asset value, end of the period (000’s)z	Ratio of expenses to average daily net assets before expense waiversq	Ratio of expenses to average daily net assets after expense waiversj,q	Net investment income (loss) to average daily net assets
Class I
9/30/24g	$10.00	$0.18	$(0.02)	$0.16	$(0.18)	$(0.18)	$9.98	1.62%b	$49,725	0.94%a	0.29%a	2.72%a
Class Y
9/30/24g	$10.00	$0.17	$(0.02)	$0.15	$(0.17)	$(0.17)	$9.98	1.56%b	$100	1.04%a	0.39%a	2.62%a
Class A
9/30/24g	$10.00	$0.16	$(0.02)	$0.14	$(0.16)	$(0.16)	$9.98	1.39%b	$100	1.29%a	0.64%a	2.37%a
Period Ended September 30, 2024b
Portfolio turnover rate	70%

a
Annualized.

b
Percentage represents the results for the period and is not annualized.

c
Per share amount calculated on the average shares method.

g
Fund commenced operations on February 1, 2024.

j
Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.

m
Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

q
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.

z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MassMutual Clinton Municipal Fund
		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)c,j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total returnm,z	Net asset value, end of the period (000’s)z	Ratio of expenses to average daily net assets before expense waiversq	Ratio of expenses to average daily net assets after expense waiversj,q	Net investment income (loss) to average daily net assets
Class I
9/30/24g	$10.00	$0.19	$(0.01)	$0.18	$(0.19)	$(0.19)	$9.99	1.89%b	$49,727	1.05%a	0.41%a	2.94%a
Class Y
9/30/24g	$10.00	$0.19	$(0.01)	$0.18	$(0.19)	$(0.19)	$9.99	1.82%b	$877	1.15%a	0.51%a	2.95%a
Class A
9/30/24g	$10.00	$0.17	$(0.01)	$0.16	$(0.17)	$(0.17)	$9.99	1.65%b	$100	1.40%a	0.76%a	2.59%a
Period Ended September 30, 2024b
Portfolio turnover rate	76%

a
Annualized.

b
Percentage represents the results for the period and is not annualized.

c
Per share amount calculated on the average shares method.

g
Fund commenced operations on February 1, 2024.

j
Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.

m
Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

q
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.

z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MassMutual Clinton Municipal Credit Opportunities Fund
		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)c,j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total returnm,z	Net asset value, end of the period (000’s)z	Ratio of expenses to average daily net assets before expense waiversq	Ratio of expenses to average daily net assets after expense waiversj,q	Net investment income (loss) to average daily net assets
Class I
9/30/24g	$10.00	$0.22	$(0.02)	$0.20	$(0.22)	$(0.22)	$9.98	2.02%b	$49,682	1.18%a	0.54%a	3.31%a
Class Y
9/30/24g	$10.00	$0.22	$(0.03)	$0.19	$(0.21)	$(0.21)	$9.98	1.95%b	$202	1.28%a	0.64%a	3.30%a
Class A
9/30/24g	$10.00	$0.20	$(0.03)	$0.17	$(0.19)	$(0.19)	$9.98	1.78%b	$200	1.53%a	0.89%a	3.03%a
Period Ended September 30, 2024b
Portfolio turnover rate	121%

a
Annualized.

b
Percentage represents the results for the period and is not annualized.

c
Per share amount calculated on the average shares method.

g
Fund commenced operations on February 1, 2024.

j
Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.

m
Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

q
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.

z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

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MassMutual Global Floating Rate Fund
		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)c,j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total returnm,z	Net asset value, end of the period (000’s)z	Ratio of expenses to average daily net assets before expense waivers (including interest expense)p,q	Ratio of expenses to average daily net assets after expense waivers (including interest expense)j,p,q	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)j,q	Net investment income (loss) to average daily net assets (including interest expense)p
Class I*
9/30/24	$8.82	$0.81	$(0.05)	$0.76	$(0.53)	$—	$(0.27)	$(0.80)	$8.78	9.00%	$23,567	1.11%	0.75%	0.74%	9.18%
9/30/23	8.45	0.73	0.40	1.13	(0.73)	—	(0.03)	(0.76)	8.82	13.86%	54,920	0.92%	0.75%	0.73%	8.46%
9/30/22	9.43	0.39	(0.98)	(0.59)	(0.39)	—	—	(0.39)	8.45	(6.44%)	69,071	0.88%	0.77%	0.77%	4.26%
9/30/21	9.43	0.08	—	0.08	(0.08)	—	—	(0.08)	9.43	0.90%b	72,615	0.90%a	N/A	0.75%a	3.39%a
6/30/21	8.58	0.38	0.83	1.21	(0.36)	—	—	(0.36)	9.43	14.19%	64,969	0.92%	N/A	0.75%	4.15%
6/30/20	9.28	0.43	(0.66)	(0.23)	(0.36)	(0.03)	(0.08)	(0.47)	8.58	(2.47%)	39,483	0.92%	N/A	0.75%	4.87%
Class Y*
9/30/24	$8.81	$0.79	$(0.02)	$0.77	$(0.53)	$—	$(0.27)	$(0.80)	$8.78	9.10%	$79,948	1.18%	0.75%	0.73%	8.95%
9/30/23	8.44	0.72	0.40	1.12	(0.72)	—	(0.03)	(0.75)	8.81	13.86%	110,308	0.98%	0.75%	0.73%	8.37%
9/30/22	9.42	0.38	(0.97)	(0.59)	(0.39)	—	—	(0.39)	8.44	(6.45%)	194,665	0.94%	0.77%	0.77%	4.12%
9/30/21	9.42	0.08	—	0.08	(0.08)	—	—	(0.08)	9.42	0.89%b	293,545	0.93%a	N/A	0.75%a	3.39%a
6/30/21	8.58	0.37	0.83	1.20	(0.36)	—	—	(0.36)	9.42	14.19%	256,020	0.95%	N/A	0.75%	4.08%
6/30/20	9.27	0.44	(0.66)	(0.22)	(0.36)	(0.03)	(0.08)	(0.47)	8.58	(2.54%)	131,302	0.99%	N/A	0.75%	4.89%
Class A*
9/30/24g	$8.79	$0.76	$(0.02)	$0.74	$(0.51)	$—	$(0.26)	$(0.77)	$8.76	8.83%	$20,286	1.40%	1.00%	0.98%	8.69%
9/30/23	8.42	0.69	0.41	1.10	(0.71)	—	(0.02)	(0.73)	8.79	13.61%	20,319	1.20%	1.00%	0.99%	8.02%
9/30/22	9.41	0.36	(0.98)	(0.62)	(0.37)	—	—	(0.37)	8.42	(6.76%)	46,797	1.17%	1.02%	1.02%	3.99%
9/30/21	9.40	0.07	0.01	0.08	(0.07)	—	—	(0.07)	9.41	0.83%b	53,368	1.20%a	N/A	1.00%a	3.13%a
6/30/21	8.56	0.36	0.81	1.17	(0.33)	—	—	(0.33)	9.40	13.90%	45,630	1.25%	N/A	1.00%	3.93%
6/30/20	9.26	0.41	(0.66)	(0.25)	(0.34)	(0.03)	(0.08)	(0.45)	8.56	(2.79%)	37,431	1.22%	N/A	1.00%	4.63%
Class C*
9/30/24	$8.76	$0.69	$(0.00)d	$0.69	$(0.47)	$—	$(0.24)	$(0.71)	$8.74	8.14%	$3,679	2.14%	1.75%	1.73%	7.92%
9/30/23	8.40	0.64	0.39	1.03	(0.65)	—	(0.02)	(0.67)	8.76	12.64%	4,327	1.95%	1.75%	1.73%	7.45%
9/30/22	9.37	0.29	(0.96)	(0.67)	(0.30)	—	—	(0.30)	8.40	(7.35%)	5,795	1.93%	1.77%	1.77%	3.21%
9/30/21	9.37	0.06	(0.01)	0.05	(0.05)	—	—	(0.05)	9.37	0.64%b	6,766	1.99%a	N/A	1.75%a	2.39%a
6/30/21	8.53	0.29	0.81	1.10	(0.26)	—	—	(0.26)	9.37	13.08%	6,714	2.05%	N/A	1.75%	3.20%
6/30/20	9.22	0.35	(0.66)	(0.31)	(0.29)	(0.03)	(0.06)	(0.38)	8.53	(3.52%)	6,494	2.04%	N/A	1.75%	3.88%
	Year Ended September 30			Period Ended September 30, 2021b,*	Year Ended June 30
	2024	2023	2022		2021	2020
Portfolio turnover rate	61%	20%	40%	9%	43%	37%

*
On December 13, 2021, the Barings Global Floating Rate Fund (the “Predecessor Fund”) was reorganized into the MassMutual Global Floating Rate Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a
Annualized.

b
Percentage represents the results for the period and is not annualized.

c
Per share amount calculated on the average shares method.

d
Amount is less than $0.005 per share.

g
Class L shares were renamed Class A shares on February 1, 2024.

j
Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund, respectively.

m
Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

p
Interest expense incurred as a result of entering into line of credit transactions is included in the Fund’s net expenses in the Statements of Operations.

q
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.

z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

− 90 −

MassMutual Global Credit Income Opportunities Fund
		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)c,j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total returnm,z	Net asset value, end of the period (000’s)z	Ratio of expenses to average daily net assets before expense waivers (including interest expense)p,q	Ratio of expenses to average daily net assets after expense waivers (including interest expense)j,p,q	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)j,q	Net investment income (loss) to average daily net assets (including interest expense)p
Class I*
9/30/24	$7.58	$0.70	$0.21	$0.91	$(0.66)	$(0.04)	$(0.70)	$7.79	12.45%	$3,245	1.21%	NA	0.85%	9.10%
9/30/23	7.35	0.64	0.23	0.87	(0.63)	(0.01)	(0.64)	7.58	12.17%	3,075	1.00%	NA	0.85%	8.48%
9/30/22	9.04	0.51	(1.66)	(1.15)	(0.54)	—	(0.54)	7.35	(13.23%)	5,536	1.14%	0.89%	0.89%	6.10%
9/30/21	9.08	0.11	(0.04)	0.07	(0.11)	—	(0.11)	9.04	0.81%b	6,405	1.15%a	NA	0.95%a	4.96%a
6/30/21	8.14	0.48	0.92	1.40	(0.46)	—	(0.46)	9.08	17.51%	21,492	1.08%	NA	0.95%	5.50%
6/30/20	8.93	0.48	(0.79)	(0.31)	(0.41)	(0.07)	(0.48)	8.14	(3.45%)	21,606	1.07%	NA	0.95%	5.60%
Class Y*
9/30/24	$7.58	$0.70	$0.20	$0.90	$(0.65)	$(0.04)	$(0.69)	$7.79	12.40%	$53,253	1.26%	NA	0.90%	9.03%
9/30/23	7.35	0.63	0.23	0.86	(0.62)	(0.01)	(0.63)	7.58	12.11%	47,254	1.04%	NA	0.90%	8.36%
9/30/22	9.04	0.50	(1.66)	(1.16)	(0.53)	—	(0.53)	7.35	(13.26%)	62,827	1.17%	0.93%	0.93%	6.01%
9/30/21	9.08	0.11	(0.04)	0.07	(0.11)	—	(0.11)	9.04	0.80%b	115,478	1.20%a	NA	0.95%a	5.01%a
6/30/21	8.14	0.47	0.93	1.40	(0.46)	—	(0.46)	9.08	17.52%	173,113	1.12%	NA	0.95%	5.35%
6/30/20	8.93	0.48	(0.79)	(0.31)	(0.41)	(0.07)	(0.48)	8.14	(3.44%)	90,254	1.10%	NA	0.95%	5.60%
Class A*
9/30/24g	$7.58	$0.68	$0.20	$0.88	$(0.63)	$(0.04)	$(0.67)	$7.79	12.12%	$89,120	1.52%	NA	1.16%	8.79%
9/30/23	7.35	0.62	0.22	0.84	(0.60)	(0.01)	(0.61)	7.58	11.82%	75,808	1.30%	NA	1.16%	8.21%
9/30/22	9.04	0.48	(1.66)	(1.18)	(0.51)	—	(0.51)	7.35	(13.48%)	58,591	1.42%	1.19%	1.19%	5.81%
9/30/21	9.08	0.10	(0.03)	0.07	(0.11)	—	(0.11)	9.04	0.79%b	52,875	1.37%a	NA	1.20%a	4.56%a
6/30/21	8.14	0.48	0.90	1.38	(0.44)	—	(0.44)	9.08	17.18%	9,795	1.39%	NA	1.20%	5.65%
6/30/20	8.93	0.46	(0.79)	(0.33)	(0.40)	(0.06)	(0.46)	8.14	(3.69%)	44,860	1.32%	NA	1.20%	5.35%
Class C*
9/30/24	$7.58	$0.62	$0.21	$0.83	$(0.58)	$(0.04)	$(0.62)	$7.79	11.27%	$2,708	2.24%	NA	1.95%	8.00%
9/30/23	7.34	0.55	0.24	0.79	(0.54)	(0.01)	(0.55)	7.58	11.10%	2,928	2.02%	NA	1.95%	7.32%
9/30/22	9.04	0.42	(1.67)	(1.25)	(0.45)	—	(0.45)	7.34	(14.25%)	3,983	2.18%	1.97%	1.97%	5.00%
9/30/21	9.08	0.09	(0.04)	0.05	(0.09)	—	(0.09)	9.04	0.56%b	5,914	2.24%a	NA	1.95%a	3.96%a
6/30/21	8.13	0.39	0.93	1.32	(0.37)	—	(0.37)	9.08	16.42%	5,846	2.19%	NA	1.95%	4.49%
6/30/20	8.92	0.39	(0.78)	(0.39)	(0.35)	(0.05)	(0.40)	8.13	(4.41%)	7,421	2.18%	NA	1.95%	4.60%
	Year Ended September 30			Period Ended September 30, 2021b,*	Year Ended June 30
	2024	2023	2022		2021	2020
Portfolio turnover rate	62%	53%	44%	15%	71%	64%

*
On December 13, 2021, the Barings Global Credit Income Opportunities Fund (the “Predecessor Fund”) was reorganized into the MassMutual Global Credit Income Opportunities Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a
Annualized.

b
Percentage represents the results for the period and is not annualized.

c
Per share amount calculated on the average shares method.

g
Class L shares were renamed Class A shares on February 1, 2024.

j
Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund, respectively.

m
Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

p
Interest expense incurred as a result of entering into line of credit transactions is included in the Fund’s net expenses in the Statements of Operations.

q
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.

z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

− 91 −

MassMutual Emerging Markets Debt Blended Total Return Fund
		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)c,j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total returnm,z	Net asset value, end of the period (000’s)z	Ratio of expenses to average daily net assets before expense waiversq	Ratio of expenses to average daily net assets after expense waiversj,q	Net investment income (loss) to average daily net assets
Class I*
9/30/24	$7.22	$0.48	$0.62	$1.10	$(0.45)	$—	$—	$(0.45)	$7.87	15.73%	$1,357	1.42%	0.94%	6.39%
9/30/23	6.78	0.47	0.43	0.90	—	—	(0.46)	(0.46)	7.22	13.40%	1,800	1.09%	0.97%	6.47%
9/30/22	10.61	0.44	(3.54)	(3.10)	(0.47)	(0.17)	(0.09)	(0.73)	6.78	(30.40%)	1,691	1.67%	1.00%	5.90%
9/30/21	11.00	0.11	(0.37)	(0.26)	(0.13)	—	—	(0.13)	10.61	(2.44%)b	1	706.64%a	0.95%a	3.98%a
6/30/21	10.43	0.57	0.80	1.37	(0.60)	(0.20)	—	(0.80)	11.00	13.70%	1	1.29%	0.95%	5.26%
6/30/20	10.06	0.69	0.32	1.01	(0.64)	—	—	(0.64)	10.43	10.39%	14,563	1.40%	0.95%	6.99%
Class Y*
9/30/24	$7.19	$0.48	$0.62	$1.10	$(0.45)	$—	$—	$(0.45)	$7.84	15.75%	$25,252	1.48%	0.95%	6.40%
9/30/23	6.75	0.47	0.43	0.90	—	—	(0.46)	(0.46)	7.19	13.42%	40,950	1.15%	0.97%	6.50%
9/30/22	10.59	0.48	(3.59)	(3.11)	(0.47)	(0.17)	(0.09)	(0.73)	6.75	(30.59%)	52,350	1.31%	0.97%	5.55%
9/30/21	10.99	0.12	(0.38)	(0.26)	(0.14)	—	—	(0.14)	10.59	(2.38%)b	127,650	1.26%a	0.95%a	4.48%a
6/30/21	10.42	0.53	0.84	1.37	(0.60)	(0.20)	—	(0.80)	10.99	13.61%	111,221	1.34%	0.95%	4.90%
6/30/20	10.06	0.67	0.33	1.00	(0.64)	—	—	(0.64)	10.42	10.33%	33,429	1.42%	0.95%	6.84%
Class A*
9/30/24g	$7.19	$0.46	$0.64	$1.10	$(0.43)	$—	$—	$(0.43)	$7.86	15.77%	$1,049	1.68%	1.19%	6.13%
9/30/23	6.76	0.46	0.41	0.87	—	—	(0.44)	(0.44)	7.19	12.97%	2,186	1.37%	1.22%	6.29%
9/30/22	10.59	0.47	(3.59)	(3.12)	(0.45)	(0.17)	(0.09)	(0.71)	6.76	(30.66%)	3,199	1.53%	1.21%	5.19%
9/30/21	10.99	0.12	(0.39)	(0.27)	(0.13)	—	—	(0.13)	10.59	(2.44%)b	17,660	1.60%a	1.20%a	4.24%a
6/30/21	10.42	0.51	0.84	1.35	(0.58)	(0.20)	—	(0.78)	10.99	13.32%	17,491	1.73%	1.20%	4.71%
6/30/20	10.06	0.60	0.38	0.98	(0.62)	—	—	(0.62)	10.42	10.11%	6,443	2.08%	1.20%	6.21%
Class C*
9/30/24	$7.19	$0.40	$0.63	$1.03	$(0.38)	$—	$—	$(0.38)	$7.84	14.63%	$138	2.41%	1.94%	5.37%
9/30/23	6.76	0.40	0.42	0.82	—	—	(0.39)	(0.39)	7.19	12.14%	296	2.10%	1.97%	5.47%
9/30/22	10.59	0.39	(3.58)	(3.19)	(0.39)	(0.17)	(0.08)	(0.64)	6.76	(31.20%)	477	2.64%	1.98%	4.68%
9/30/21	10.99	0.09	(0.38)	(0.29)	(0.11)	—	—	(0.11)	10.59	(2.62%)b	583	3.43%a	1.95%a	3.48%a
6/30/21	10.42	0.43	0.83	1.26	(0.49)	(0.20)	—	(0.69)	10.99	12.51%	463	4.40%	1.95%	3.98%
6/30/20	10.06	0.60	0.31	0.91	(0.55)	—	—	(0.55)	10.42	9.28%	225	5.29%	1.95%	6.09%
	Year Ended September 30			Period Ended September 30, 2021b,*	Year Ended June 30
	2024	2023	2022		2021	2020
Portfolio turnover rate	52%	43%	55%	10%	52%	127%

*
On December 13, 2021, the Barings Emerging Markets Debt Blended Total Return Fund (the “Predecessor Fund”) was reorganized into the MassMutual Emerging Markets Debt Blended Total Return Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a
Annualized.

b
Percentage represents the results for the period and is not annualized.

c
Per share amount calculated on the average shares method.

g
Class L shares were renamed Class A shares on February 1, 2024.

j
Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund, respectively.

m
Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

q
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.

z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

− 92 −

Index Descriptions
The Bloomberg 5-Year Municipal Bond Index measures the performance of the U.S. dollar-denominated long-term tax exempt bond market with maturities of 5 years (4-6 years to maturity), including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
The Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index measures the performance of USD, EUR, and GBP-denominated debt from sovereign, quasi-sovereign, and corporate Emerging Markets issuers. Country eligibility and classification as Emerging Markets is rules-based and reviewed annually using the World Bank income group and International Monetary Fund country classifications. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
The Bloomberg Global Aggregate Index measures the performance of global investment grade fixed-rate debt markets, including the U.S. Aggregate, the Pan-European Aggregate, the Asian-Pacific Aggregate, Global Treasury, Eurodollar, Euro-Yen, Canadian, and Investment Grade 144A index-eligible securities. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
The Bloomberg Multiverse Index measures the performance of bonds in the global fixed-income bond market. It represents the union of the Global Aggregate Index and the Global High-Yield Index and captures investment grade and high yield securities in all eligible currencies. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
The Bloomberg Municipal Bond Index measures the performance of the Bloomberg U.S. municipal bond market, which covers the U.S. dollar-denominated long-term tax-exempt bond market with four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
The Bloomberg Municipal 65% High Grade/35% High Yield Index is a blended index of investment and non-investment-grade bonds, with a 65% weighting to the Bloomberg Municipal Bond Index and a 35% weighting to the Bloomberg Municipal High Yield Index. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
The Bloomberg Municipal High Yield Index measures the performance of the long-term tax exempt bond market, including high yield municipal bonds only. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
The S&P UBS Leveraged Loan Index measures the market-value weighted performance of the investable universe of U.S. dollar-denominated leveraged loans. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
The S&P UBS Western European Leveraged Loan Index measures the market-value weighted performance of the investable universe of leveraged loans domiciled in Western European countries or denominated in Western European currencies. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
The FTSE 3 Month US T Bill Index measures the performance of the last three three-month Treasury bill month-end rates. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
− 93 −

Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers
Specific intermediaries may have different policies and procedures regarding the availability of sales charge reductions and waivers, which are discussed below. In all instances, it is the shareholder’s responsibility to notify the Fund or the shareholder’s financial intermediary at the time of purchase of any relationship or other facts qualifying the shareholder for sales charge reductions or waivers. For sales charge reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive such reductions or waivers.
MERRILL LYNCH
Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

•
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents).

•
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

•
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform.

•
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).

•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

•
Employees and registered representatives of Merrill Lynch or its affiliates and their family members.

•
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the prospectus.

•
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

Contingent Deferred Sales Charge Waivers on Class A and Class C Shares available at Merrill Lynch
•
Death or disability of the shareholder.

•
Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

•
Return of excess contributions from an IRA Account.

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

•
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.

•
Shares acquired through a right of reinstatement.

•
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and Class C shares only).

− A-1 −

•
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

Other Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
•
Breakpoints as described in this Prospectus.

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

MORGAN STANLEY
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, as applicable, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs, or Keogh plans

•
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•
Shares purchased through a Morgan Stanley self-directed brokerage account

•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund, as applicable, pursuant to Morgan Stanley Wealth Management’s share class conversion program

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

RAYMOND JAMES
Intermediary-Defined Sales Charge Waiver Policies
The availability of certain front-end or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.
Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load
− A-2 −

waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James
•
Shares purchased in an investment advisory program.

•
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a contingent deferred sales charge and the conversion is in line with the policies and procedures of Raymond James.

Contingent Deferred Sales Charge Waivers on Class A and Class C shares available at Raymond James
•
Death or disability of the shareholder.

•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•
Return of excess contributions from an IRA Account.

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

•
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•
Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
•
Breakpoints as described in this prospectus.

•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

UBS
Class Y shares may also be available on UBS’s brokerage platform since it has entered into an agreement with the Funds’ distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class Y may be required to pay a commission and/or other forms of compensation to the broker. Shares of the Funds are available in other share classes that have different fees and expenses.
WELLS FARGO
Shareholders purchasing Fund shares through a Wells Fargo platform or account are eligible only for the following load (front-end sales charges waivers and contingent deferred, or back-end sales charge waivers) and discounts, which may different from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Class C shares of each Fund will automatically convert into Class A shares of the same Fund after they have been held for eight years. This automatic conversion will be executed without any sales charge, fee or other charge. After the conversion takes place, the shares will be subject to all features and expenses of Class A shares.
− A-3 −

MassMutual Funds
1295 State Street
Springfield, Massachusetts 01111-0001
Learning More About the Funds
You can learn more about the Funds by reading the Funds’ Annual and Semi-annual Shareholder Reports, Form N-CSR, and the SAI. You may obtain free copies of this information from the Funds or from the SEC using one or more of the methods set forth below. In the Annual Shareholder Reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.
How to Obtain Information
From the Funds:
You may request information about the Funds
free of charge (including the Annual/Semi-annual Shareholder Reports, the SAI, and other information such as Fund financial statements) and make shareholder inquiries by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com. You may also obtain copies of the Annual/Semi-annual Shareholder Reports, the SAI, and other information such as Fund financial statements free of charge at https://www.massmutual.com/product-performance/mutual-funds.
From the SEC:
Information about the Funds (including the most recent Annual/Semi-annual Shareholder Reports, the Form N-CSR, which includes other information such as each Fund’s financial statements, and the SAI) is available on the SEC’s EDGAR database on its Internet site at http://www.sec.gov. You can also get copies of this information, upon payment of a copying fee, by electronic request at publicinfo@sec.gov.
When obtaining information about the Funds from the SEC, you may find it useful to reference the
Funds’ SEC file number: 811-23703.